OMB APPROVAL
OMB Number: 3235-0570
Expires: October 31, 2006
Estimated average burden hours per response...19.3

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08759

Laudus Variable Insurance Trust

(Exact name of registrant as specified in charter)
Charles Schwabb Investment Management, Inc.
101 Montgomery Street San Francisco, CA 94104

(Address of principal executive offices) (Zip code)
BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 866-452-8387

Date of fiscal year end:	December 31, 2005

Date of reporting period:	June 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.
ITEM 1.   REPORTS TO STOCKHOLDERS.
     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report

June 30, 2005

LAUDUS FUNDS™

COMMAND PERFORMANCE™

Laudus Rosenberg VIT Value Long/Short Equity Fund

The Fund is a series of Laudus Variable Insurance Trust, which is an open-end management investment company.

Charles Schwab Investment Management, Inc. is the Manager to the Fund and AXA Rosenberg Investment Management LLC is the Sub-adviser.

Table of Contents

1 Management's Discussion

3 Performance and Fund Facts

5 Fund Expenses

6 Financial Statements and Notes

31 Trustees and Officers of Laudus Variable Insurance Trust

33 Definitions, Terms and Other Information

The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"), an open-end management investment company. Except as explicitly described otherwise, the investment objective and policies of the Fund may be changed without shareholder approval. The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg") acts as Sub-adviser to the Fund. The Fund is distributed by Laudus Distributor, Inc.

Laudus Variable Insurance Trust Semiannual Report  1

Management’s Discussion for the six month period ended June 30, 2005

Market Overview

In the first six months of 2005, the U.S. equity market posted lackluster returns. In the large-cap area, the Russell 1000® Index gained a mere 0.11%, while the S&P 500 lost 0.81%. Small-cap stocks fared no better -the Russell 2000® was off 1.25%. The only bright spot was within mid-cap stocks. The Russell Midcap Index gained almost 4% over the year-to-date period.

Among small- and mid-cap stocks, Value has fairly consistently led Growth year-to-date (although in May, Value lagged Growth). In large-cap stocks, the results were more mixed. The Russell 1000® Value Index for example, outperformed its Growth counterpart in June, but March, April as well as the second quarter favored the Russell 1000® Growth Index. Year to date, however, Value is ahead of Growth for all the major U.S. indexes.

In what has become a familiar refrain over the last year, concerns over oil prices and the effect of interest rates on economic growth affected the market. Markets rallied in June as softer economic data raised hopes for an early end to Fed rate increases. Crude oil then took center stage, and when the price per barrel topped $60 the market retreated sharply. Prices recovered the last week of June as crude oil prices once again softened, coupled with a strong consumer confidence release. The Fed announced a ninth quarter-point increase in the Fed Funds target on June 30, the fourth so far this year with no definite end yet in sight.

These same themes have continued to dominate headlines and stir the market since January. Investors have pondered the effects of both higher oil prices and short-term interest rate increases by the Fed on economic growth and inflation, with each piece of news seeming to bolster the views of the bulls or bears alternately. Deficits — international trade, federal budget, and U.S. consumer — along with the weak dollar that had been the focus early in the year faded into the background as the dollar rallied and concerns over Asian bank actions took a back seat to conjecture about the existence of a U.S. real estate bubble and speculation about the consequences of its demise.

Not surprisingly given the price of crude oil, the Energy sector turned in the strongest performance for June as well as year-to-date. Oil Distribution stocks, for example, have outperformed the broad market by more than 33%. Utility stocks also fared well. Companies like Texas Utility Holdings, Edison International, and Williams all performed well over the period. The Materials sector turned in the worst performance year-to-date, but the Consumer Discretionary, Telecommunications and Information Technology sectors were not far behind in terms of year-to-date declines.

Laudus Rosenberg VIT Value Long/ Short Equity Fund Performance Overview

Total returns below are for the six month period ended 6/30/05. For performance details see pages 3-4.

Laudus Rosenberg VIT Value Long/Short Equity
Fund(1)

Class 2 shares	90-Day U.S. Treasury Bills (T-bills)
6.01%	1.41%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 866.452.8387.

Total returns include change in share price and reinvestment of distributions. Total returns reflect the waiver of a portion of a Fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower.

Total returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Investments in long/short funds are more volatile and risky than some other forms of investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

The Fund may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is obligated to buy the security on a later date so it can return the security to the lender. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, the extent of such loss is theoretically unlimited.

The Fund uses the return that an investor could achieve through an investment in 3-month U.S. T-bills as a benchmark against

Management’s Discussion continued

2  Laudus Variable Insurance Trust Semiannual Report

which to measure the Fund’s performance. AXA Rosenberg attempts to achieve returns for the Fund’s shareholders, which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. T-bills because, among other differences, U.S. T-bills are backed by the full faith and credit of the U.S. Government, U.S. T-bills have a fixed rate of return, investors in U.S. T-bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. T-bills.

(1)	Value-based investments are subject to the risk that the broad market may not recognize their value.

Laudus Rosenberg VIT Value Long/Short Equity Fund The Value Long/Short Equity strategy, the investment strategy underlying the Laudus Rosenberg VIT Value Long/Short Equity Fund (the Fund), is designed to be more insulated from the kind of sector rotation we saw during the first half of 2005 than other long-only strategies. The Fund gained 6.01% over the period, outperforming the 90-day T-bill benchmark return of 1.41% for the reporting period. While the contribution to return from the industry positioning within the Fund was positive, industry and sector stories were not the driving force behind the good performance, even in light of the sector/industry drama unfolding in the equity market as a whole. The best net industry exposures for the period were all long positions — long biases toward Construction & Homebuilding, Oil Drilling & Services, and Healthcare & Hospitals collectively added return. Among the worst industry biases were a net short position on real estate investment trusts (“REITs”) and a small long exposure to Basic Minerals & Metals. In total, though, industry exposure added only slightly to total return.

The Fund’s net style attributes were key to the year-to-date positive performance. The Fund is long Relative Strength; that is, it tends to hold stocks with greater price momentum on the long side of the portfolio than on the short side. This preference for momentum-driven names comes directly from one of the sub-advisor’s proprietary stock selection models. Stocks that are the most likely to deliver strong near-term earnings growth are also likely to exhibit stronger price momentum. The Value attributes that exist in the Fund (short bias against stocks with higher Price-to-Book and Price-to-Earnings ratios) were also rewarded. This combination of style characteristics — long momentum and Value — was rewarded by investors during the first six months of 2005.

Also important to first and second quarter performance were stock specific risks taken in the portfolio. These risks represent company-specific differences between the stocks held long and those held short that cannot be attributed to style or industry. Because the Fund holds many small positions at a time, the contribution from any single name is not particularly noteworthy. Over time, however, the Sub-adviser believes that the stock specific component of risk and return will be integral to the Fund’s overall success.

Laudus Variable Insurance Trust Semiannual Report  3

Performance and Fund Facts

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 6/30/05

Performance of a Hypothetical $10,000 Investment in Class 2 Shares[1]

Average Annual Total Returns1

Class and Inception Date	6 Months*	1 Year	Since Inception
Class 2 Shares (5/1/03)	6.01%	7.40%	2.68%
90-day T-bills	1.41%	2.34%	1.61%

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 866.452.8387.

Investments in long/short funds are more volatile and risky than some other forms of investments. Since they have both long and short portfolios, an investment will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of Funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, there is no assurance that the Manager will be successful.

The Fund uses the return that an investor could achieve through an investment in 3-month U.S. T-bills as a benchmark against which to measure the Fund’s performance. AXA Rosenberg attempts to achieve returns for the Fund’s shareholders, which exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. T-bills because, among other differences, U.S. T-bills are backed by the full faith and credit of the U.S. Government, U.S. T-bills have a fixed rate of return, investors in U.S. T-bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. T-bills.

* Not Annualized.

[1]	Total returns include change in share price and reinvestment of distributions. Total returns reflect the waiver of a portion of a Fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Total returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

4  Laudus Variable Insurance Trust Semiannual Report

Performance and Fund Facts  continued

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 6/30/05

Class 2
Fund Overview[1]

Inception Date	5/1/03
Total Net Assets ($ x 1,000)	$106,991
Cusip	51855U102
NAV	$10.59
Expense Ratio[2]	3.51%
Expense Ratio[3]	1.99%

Fund Characteristics[1]	Long	Short

Number of Securities	957	556
Median Market Capitalization ($Wtd. x 1,000,000)	$2,351	$2,358
Portfolio Turnover	100.92%	107.10%
(One year trailing)
Price to Earnings (P/ E)	18.68	42.67
Price to Book (P/ B)	2.13	2.74
Price to Cash Flow	11.63	16.32
Beta	1.02	1.22
Return on Equity	12.50%	6.63%
Five-Year Earnings Growth	21.83%	12.81%

Long
Top Equity Holdings[1] % of Net Assets

Autodesk, Inc.	0.9%
Cognizant Technology Solutions Corp., Class A	0.7%
Invitrogen Corp.	0.7%
Health Net, Inc.	0.7%
Grant Prideco, Inc.	0.6%
Bausch & Lomb, Inc.	0.6%
Pride International, Inc.	0.6%
BorgWarner, Inc.	0.6%
Chico’s FAS, Inc.	0.6%
H&R Block, Inc.	0.6%

Total	6.6%

Top Equity Holdings[1] % of Net Assets	Short

Whole Foods Market, Inc.	-0.9%
AmerisourceBergen Corp.	-0.9%
General Growth Properties, Inc.	-0.8%
Fiserv, Inc.	-0.8%
Clorox Co.	-0.7%
El Paso Corp.	-0.7%
Avalonbay Communities, Inc.	-0.7%
Iron Mountain, Inc.	-0.7%
AmeriCredit Corp.	-0.6%
Ameritrade Holding Corp.	-0.6%

Total	-7.4%

Portfolio Composition1 % of Net Assets

Sector Weightings—Long Holdings

Portfolio Composition1 % of Net Assets

Sector Weightings—Short Positions

[1]	Portfolio holdings are subject to change and may not represent current or future holdings.

[2]	Reflects contractual limitations by Manager to waive its management fee and/or bear certain expenses. This amount includes interest expense and dividend expense on securities sold short.

[3]	Reflects contractual limitations by Manager to waive its management fee and/or bear certain expenses, exclusive of nonrecurring account fees, extraordinary expenses, interest expense and dividends on securities sold short.

Laudus Variable Insurance Trust Semiannual Report  5

Fund Expenses (Unaudited)

Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent, distribution and shareholder service fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning January 1, 2005 and held through June 30, 2005.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s share class actual expense ratios and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. While this Fund does not currently have redemption fees, if it did and if such transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
	Expense Ratio[1]	Account Value	Account Value	Paid During Period[2]
	(Annualized)	at 1/1/05	at 6/30/05	1/1/05 - 6/30/05

Laudus Rosenberg VIT Value Long/Short Equity Fund
Class 2 Shares	3.51%
Actual Return		$1,000.00	$1,060.10	$17.93
Hypothetical 5% Return		$1,000.00	$1,007.39	$17.47

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for a share class are equal to that share class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

6  Laudus Variable Insurance Trust Semiannual Report

Financial Statements

Statement of Portfolio Investments

Laudus Rosenberg VIT Value Long/Short Equity Fund (a) as of 6/30/05 (Unaudited)

Shares		Value

	Common Stock — 90.2%
	Agriculture, Food & Beverage — 1.1%

300	Alico, Inc.	$15,429

600	Andersons, Inc.	21,486

300	Cagle’s, Inc., Class A *	3,150

9,600	Chiquita Brands International, Inc.	263,616

340	Gold Kist, Inc. *	7,337

300	Hansen Natural Corp. *	25,416

800	J & J Snack Foods Corp.	41,880

7,500	Lance, Inc.	129,075

1,400	National Beverage Corp. *	11,172

8,100	PepsiAmericas, Inc.	207,846

480	Pilgrim’s Pride Corp.	16,382

2,020	Ralcorp Holdings, Inc.	83,123

200	Seaboard Corp.	332,801

300	Seneca Foods Corp., Class B *	4,875

2,200	Tasty Baking Co.	17,930

440	Zapata Corp. *	2,684

		1,184,202

	Airlines — 0.5%

1,000	Air Methods Corp. *	7,980

3,000	AirNet Systems, Inc. *	12,630

5,800	Alaska Air Group, Inc. *	172,550

5,583	MAIR Holdings, Inc. *	49,354

8,100	Mesa Air Group, Inc. *	54,351

1,500	Republic Airways Holdings, Inc. *	21,675

13,200	SkyWest, Inc.	239,976

		558,516

	Autos — 1.4%

3,200	Aftermarket Technology Corp. *	55,776

6,100	Autoliv, Inc.	267,180

11,965	BorgWarner, Inc.	642,162

470	Modine Manufacturing Co.	15,303

3,600	Oshkosh Truck Corp.	281,808

580	R&B, Inc. *	8,143

300	Sequa Corp., Class A *	19,851

3,200	Spartan Motors, Inc.	34,496

45	Strattec Security Corp. *	2,451

600	Supreme Industries, Inc., Class A	4,392

185	Sypris Solutions, Inc.	2,288

2,010	TransPro, Inc. *	12,643

4,159	TRW Automotive Holdings Corp. *	101,937

		1,448,430

	Banks & Credit Institutions — 4.4%

1,000	1st Source Corp.	22,940

1,100	ABC Bancorp	19,888

4,500	Accredited Home Lenders Holding Co. *	198,000

440	Advanta Corp., Class A	11,317

11,500	Bank of Hawaii Corp.	583,625

2,600	Banner Corp.	72,826

5	Bar Harbor Bankshares	134

1,700	Berkshire Hills Bancorp, Inc.	56,644

3,700	Beverly Hills Bancorp, Inc.	40,515

200	BNCCORP, Inc. *	2,900

300	BOE Financial Services of Virginia, Inc.	9,600

700	Britton & Koontz Capital Corp.	13,720

600	Bryn Mawr Bank Corp.	11,466

357	C&F Financial Corp.	13,466

1,600	Camden National Corp.	52,400

2,600	Capitol Bancorp Ltd.	87,386

500	Carver Bancorp, Inc.	8,510

1,500	Central Pacific Financial Corp.	53,400

200	Centrue Financial Corp. *	5,120

400	CFS Bancorp, Inc.	5,312

400	Citizens First Bancorp, Inc.	8,260

219	Citizens South Banking Corp.	2,779

2,200	Collegiate Funding Services *	32,076

400	Columbia Bancorp	7,600

36	Community Capital Corp.	797

210	Community Central Bank Corp.	3,297

600	Community Financial Corp.	13,254

836	Community West Bancshares	10,199

4,796	CompuCredit Corp. *	164,407

500	Consumer Portfolio Services, Inc. *	2,265

1,024	Corus Bankshares, Inc.	56,822

500	Cowlitz Bancorp *	6,035

100	EFC Bancorp, Inc.	3,398

2,300	Federal Agricultural Mortgage Corp., Class C	50,715

2,200	Fidelity Southern Corp.	33,990

200	First Bancorp of Indiana, Inc.	3,954

7,650	First BanCorp.	307,148

100	First Citizens BancShares, Inc., Class A	14,455

500	First Defiance Financial Corp.	13,345

300	First Federal Bancshares of Arkansas, Inc.	6,735

330	First Federal Bancshares, Inc.	6,945

700	First Federal Bankshares, Inc.	14,438

200	First Franklin Corp.	3,194

500	First Keystone Financial, Inc.	8,595

300	First M&F Corp.	10,200

1,600	First Mariner Bancorp *	25,936

420	First Merchants Corp.	10,437

3,700	First Place Financial Corp.	74,333

300	First South Bancorp, Inc.	9,564

800	FirstBank NW Corp.	21,680

100	FirstFed Bancorp, Inc.	890

2,900	FirstFed Financial Corp. *	172,869

100	FMS Financial Corp.	1,739

1,900	Fremont General Corp.	46,227

100	GS Financial Corp.	1,791

500	HF Financial Corp.	10,915

100	HMN Financial, Inc.	3,148

200	Home Federal Bancorp	4,870

354	Home Loan Financial Corp.	6,859
See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

Laudus Variable Insurance Trust Semiannual Report  7

Shares		Value

	Common Stock, Banks & Credit Institutions continued

2,400	Horizon Financial Corp.	$53,280

16,400	Independence Community Bank Corp.	605,652

1,700	Intervest Bancshares Corp. *	30,940

1,200	ITLA Capital Corp. *	64,680

300	Long Island Financial Corp.	9,480

300	LSB Bancshares, Inc.	5,388

28	Macatawa Bank Corp.	971

653	MAF Bancorp, Inc.	27,837

500	Matrix Bancorp, Inc. *	6,250

200	Meta Financial Group, Inc.	4,000

1,194	MetroCorp Bancshares, Inc.	25,253

200	MutualFirst Financial, Inc.	4,450

600	National Mercantile Bancorp *	9,089

2,000	NBC Capital Corp.	48,680

200	New Hampshire Thrift Bancshares, Inc.	3,026

399	NewMil Bancorp, Inc.	11,619

100	North Central Bancshares, Inc.	3,802

2,200	North Valley Bancorp	37,730

100	Northrim BanCorp, Inc.	2,348

2,600	OceanFirst Financial Corp.	58,526

100	Pamrapo Bancorp, Inc.	2,224

100	Parkvale Financial Corp.	2,715

1,200	PennFed Financial Services, Inc.	20,256

630	Peoples Bancorp of North Carolina	11,595

100	Peoples Bancorp, Inc.	1,992

600	Peoples BancTrust Co., Inc.	9,600

101	Peoples Financial Corp.	1,848

300	Pocahontas Bancorp, Inc.	4,431

992	Premier Community Bankshares, Inc.	20,792

5,700	Provident Bankshares Corp.	181,887

1,200	Provident Financial Holdings, Inc.	33,732

1,100	Provident New York Bancorp	13,321

400	Pulaski Financial Corp.	10,280

1,310	R & G Financial Corp., Class B	23,174

100	Renasant Corp.	3,076

1,920	Republic Bancorp, Inc., Class A	41,683

2,128	Republic First Bancorp, Inc. *	28,728

7	River Valley Bancorp	150

300	Riverview Bancorp, Inc.	6,405

400	SCBT Financial Corp.	12,660

3,100	Simmons First National Corp., Class A	84,041

4,800	South Financial Group, Inc.	136,416

674	SVB Financial Group *	32,285

200	Team Financial, Inc.	2,820

2,660	The Banc Corp. *	28,143

400	Timberland Bancorp, Inc.	9,002

900	Tompkins Trustco, Inc.	39,060

463	Tower Financial Corp. *	6,852

1,700	United Community Financial Corp.	18,598

300	United Financial Corp.	7,242

140	United Security Bancshares, Inc.	4,306

1,680	Unity Bancorp, Inc.	20,093

105	Wainwright Bank & Trust Co.	1,171

4,000	Washington Federal, Inc.	94,080

5,700	Westcorp	298,794

1,300	WSFS Financial Corp.	71,123

		4,742,906

	Basic Minerals & Metals — 1.9%

1,770	Aleris International, Inc. *	39,914

7,850	Allegheny Technologies, Inc.	173,171

1,100	Harsco Corp.	60,005

200	Insteel Industries, Inc.	2,520

400	L.B. Foster Co., Class A *	3,720

7,500	Lone Star Technologies, Inc. *	341,250

700	Northwest Pipe Co. *	16,275

3,980	NS Group, Inc. *	129,390

2,700	Olympic Steel, Inc. *	35,937

6,200	Phelps Dodge Corp.	573,499

1,300	Precision Castparts Corp.	101,270

2,590	Quanex Corp.	137,296

2,850	Reliance Steel & Aluminum Co.	105,650

3,200	Roanoke Electric Steel Corp.	52,864

5,890	Ryerson Tull, Inc.	84,050

3,850	Southern Peru Copper Corp.	164,934

		2,021,745

	Beer, Liquor & Tobacco — 0.0%

300	Boston Beer Co., Inc., Class A *	6,732

740	MGP Ingredients, Inc.	6,142

		12,874

	Biotechnology — 0.7%

5,270	Harvard Bioscience, Inc. *	16,548

8,900	Invitrogen Corp. *	741,281

		757,829

	Cellular & Wireless — 1.1%

7,122	Nextel Partners, Inc., Class A *	179,261

13,460	Telephone & Data Systems, Inc.	549,303

6,300	Telephone & Data Systems, Inc., Special Shares	241,542

6,370	USA Mobility, Inc. *	187,023

		1,157,129

	Chemicals & Rubber — 2.2%

3,500	A. Schulman, Inc.	62,615

300	American Pacific Corp. *	2,400

6,100	Arch Chemicals, Inc.	152,256

2,180	Bandag, Inc.	100,389

7,820	Crompton Corp.	110,653

10,000	Eastman Chemical Co.	551,500

1,800	FMC Corp. *	101,052

13,687	Hercules, Inc. *	193,671

7,700	Hexcel Corp. *	130,284

357	LESCO, Inc. *	4,496
See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

8  Laudus Variable Insurance Trust Semiannual Report

Shares		Value

	Common Stock, Chemicals & Rubber continued

1,600	Lyondell Chemical Co.	$42,272

9,810	Nalco Holding Co. *	192,570

30	PolyOne Corp. *	199

2,000	RPM International, Inc.	36,520

1,300	Scotts Miracle-Gro Co., Class A *	92,573

9,700	Sherwin-Williams Co.	456,773

1,500	Stepan Co.	33,150

14,200	Terra Industries, Inc. *	96,702

		2,360,075

	Commercial Aircraft & Components — 0.4%

10,455	BE Aerospace, Inc. *	163,411

2,000	Ducommun, Inc. *	33,820

2,000	Ladish Co., Inc. *	19,980

4,680	Triumph Group, Inc. *	162,677

		379,888

	Communications Utilities — 0.6%

100	Atlantic Tele-Network, Inc.	2,880

923	Audible, Inc. *	16,033

13,294	CNET Networks, Inc. *	156,071

6,200	CT Communications, Inc.	80,910

2,300	D&E Communications, Inc.	22,310

15,911	EarthLink, Inc. *	137,788

800	Golden Telecom, Inc.	24,544

200	Hector Communications Corp.	4,574

100	Lynch Interactive Corp. *	2,245

100	Playboy Enterprises, Inc., Class A *	1,149

11,438	Premiere Global Services, Inc. *	129,135

570	Telewest Global, Inc. *	12,985

		590,624

	Construction & Homebuilding — 4.2%

5,400	Beazer Homes USA, Inc.	308,610

100	Brookfield Homes Corp.	4,560

800	Centex Corp.	56,536

2,600	Comfort Systems USA, Inc. *	17,108

10,000	D.R. Horton, Inc.	376,100

5,200	Granite Construction, Inc.	146,120

8,180	Hovnanian Enterprises, Inc., Class A *	533,336

8,290	KB HOME	631,946

6,700	M.D.C. Holdings, Inc.	551,075

900	M/I Homes, Inc.	48,690

1,800	Meritage Corp. *	143,100

4,500	Pulte Homes, Inc.	379,125

6,546	Ryland Group, Inc.	496,645

800	Sterling Construction Co., Inc. *	6,312

2,500	Technical Olympic USA, Inc.	60,700

5,900	Toll Brothers, Inc. *	599,145

3,480	Willbros Group, Inc. *	49,834

1,200	William Lyon Homes, Inc. *	116,412

		4,525,354

	Construction Materials — 0.7%

200	Ameron International Corp.	7,480

1,100	Apogee Enterprises, Inc.	16,907

2,820	Compass Minerals International, Inc.	65,988

200	Devcon International Corp. *	2,100

4	Eagle Materials, Inc.	370

14	Eagle Materials, Inc., Class B	1,267

1,500	MDU Resources Group, Inc.	42,255

800	Oil-Dri Corp. of America	14,424

21,970	Owens-Illinois, Inc. *	550,349

200	Patrick Industries, Inc. *	1,958

5,100	U.S. Concrete, Inc. *	32,997

400	United States Lime & Minerals, Inc. *	6,720

600	Vulcan Materials Co.	38,994

		781,809

	Consumer Durables — 0.6%

9,600	Brunswick Corp.	415,872

3,200	Coachmen Industries, Inc.	40,096

1,600	Polaris Industries, Inc.	86,400

3,273	Universal Electronics, Inc. *	54,299

		596,667

	Drugs & Pharmaceuticals — 1.2%

1,500	BioSource International, Inc. *	15,825

9,200	Dade Behring Holdings, Inc.	598,092

1,200	E-Z-EM, Inc.	16,812

6,310	First Horizon Pharmaceutical Corp. *	120,142

8,900	Immucor, Inc. *	257,655

530	Inverness Medical Innovations, Inc. *	14,469

2,400	Lifecore Biomedical, Inc. *	26,160

2,600	Matrixx Initiatives, Inc. *	28,600

2,652	Nature’s Sunshine Products, Inc.	46,251

3,220	United Therapeutics Corp. *	155,204

300	United-Guardian, Inc.	2,415

3,700	Weider Nutrition International, Inc. *	16,539

		1,298,164

	Electric Utilities — 1.4%

20,171	Alliant Energy Corp.	567,814

2,300	Central Vermont Public Service Corp.	42,550

903	CH Energy Group, Inc.	43,913

1,000	Cleco Corp.	21,570

700	Florida Public Utilities Co.	13,307

1,000	Green Mountain Power Corp.	29,840

420	UIL Holdings Corp.	22,600

17,100	Westar Energy, Inc.	410,913

18,500	Xcel Energy, Inc.	361,120

		1,513,627

See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

Laudus Variable Insurance Trust Semiannual Report  9

Shares		Value

	Common Stock continued
	Financial Investments — 1.1%

8,500	Aaron Rents, Inc., Class A	$193,375

13,700	American Capital Strategies Ltd.	494,707

100	CEVA, Inc. *	586

762	Cherokee, Inc.	26,380

1,100	Electro Rent Corp. *	15,994

1,400	ePlus, Inc. *	16,100

2,000	G-III Apparel Group Ltd. *	18,680

3,200	Jackson Hewitt Tax Service, Inc.	75,648

8,700	MCG Capital Corp.	148,596

200	Shenandoah Telecommunications Co.	7,950

3,900	Universal Compression Holdings, Inc. *	141,336

2,700	Willis Lease Finance Corp. *	21,600

		1,160,952

	Forest Products & Paper — 0.8%

300	Bemis Co., Inc.	7,962

4,290	Chesapeake Corp.	89,833

1,200	CSS Industries, Inc.	40,608

200	DSG International Ltd. *	872

3,532	Glatfelter	43,797

1,600	Greif, Inc., Class A	97,760

2,800	Lydall, Inc. *	24,136

800	Nashua Corp. *	7,560

1,612	Packaging Dynamics Corp.	22,565

3,590	Schweitzer-Mauduit International, Inc.	111,757

14,160	Sonoco Products Co.	375,239

1,700	Universal Forest Products, Inc.	70,465

		892,554

	Furniture & Household Items — 1.9%

1,100	A.T. Cross Co., Class A *	4,686

500	Aldila, Inc.	9,780

110	American Biltrite, Inc. *	1,022

300	American Locker Group, Inc. *	1,533

300	Atlantis Plastics, Inc., Class A	2,301

1,100	AZZ, Inc. *	19,030

2,653	Bassett Furniture Industries, Inc.	50,036

4,566	Central Garden & Pet Co. *	224,281

400	Channell Commercial Corp. *	3,000

700	Chase Corp.	9,800

900	Chromcraft Revington, Inc. *	12,285

2,100	Communications Systems, Inc.	21,567

1,600	Congoleum Corp., Class A *	6,256

1,158	Craftmade International, Inc.	18,760

2,186	GameTech International, Inc.	6,012

544	Genlyte Group, Inc. *	26,515

9,800	Jacuzzi Brands, Inc. *	105,154

5,872	JAKKS Pacific, Inc. *	112,801

300	Juno Lighting, Inc.	12,921

4,789	K2, Inc. *	60,725

5,570	Kimball International, Inc., Class B	73,524

600	Lamson & Sessions Co. *	7,092

4,233	LSI Industries, Inc.	59,008

4,300	Mikohn Gaming *	63,318

4,500	Movado Group, Inc.	84,960

3,700	Myers Industries, Inc.	46,250

500	National Presto Industries, Inc.	22,035

275	Preformed Line Products Co.	11,220

152	Raven Industries, Inc.	3,560

2,500	RC2 Corp. *	93,925

2,200	Stanley Furniture Co., Inc.	54,032

1,400	Steinway Musical Instruments, Inc. *	41,104

600	Summa Industries	4,794

10,670	Thomas & Betts Corp. *	301,320

4,185	Tredegar Corp.	65,286

7,180	West Pharmaceutical Services, Inc.	201,398

4,640	Yankee Candle Co., Inc.	148,944

		1,990,235

	Gas & Other Public Utilities — 0.7%

1,300	American States Water Co.	38,181

600	Artesian Resources Corp., Class A	17,766

40	Atmos Energy Corp.	1,152

400	BIW Ltd.	7,488

3,000	California Water Service Group	112,620

4,200	Casella Waste Systems, Inc., Class A *	50,400

1,270	Chesapeake Utilities Corp.	38,799

3,900	Clean Harbors, Inc. *	84,552

100	Delta Natural Gas Co., Inc.	2,586

11,800	NiSource, Inc.	291,813

200	RGC Resources, Inc.	5,250

1,700	SJW Corp.	79,917

700	South Jersey Industries, Inc.	42,784

320	Vectren Corp.	9,194

600	Waste Industries USA, Inc.	8,484

		790,986

	Government Aircraft & Defense — 0.3%

800	Aerosonic Corp. *	4,200

270	Allied Defense Group, Inc. *	6,215

100	Benthos, Inc. *	1,102

3,480	EDO Corp.	104,087

100	Herley Industries *	1,824

1,000	LaBarge, Inc. *	18,150

1,700	Textron, Inc.	128,945

600	Todd Shipyards Corp.	11,358

2,200	United Industrial Corp.	78,628

		354,509

	Health Care & Hospital — 2.2%

6,740	Allied Healthcare International, Inc. *	47,719

200	Almost Family, Inc. *	2,742

300	American Shared Hospital Services	1,836
See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

10  Laudus Variable Insurance Trust Semiannual Report

Shares		Value

	Common Stock, Health Care & Hospital continued

30	BioScrip, Inc. *	$180

18,340	Health Net, Inc. *	699,854

15,000	Humana, Inc. *	596,100

3,400	Kindred Healthcare, Inc. *	134,674

1,100	Manor Care, Inc.	43,703

1,400	MedCath Corp. *	38,906

1,700	MEDTOX Scientific, Inc. *	13,090

265	National Healthcare Corp.	9,357

2,550	Option Care, Inc.	35,955

1,550	Pediatric Services of America, Inc. *	18,740

1,000	Psychemedics Corp.	13,020

3,200	RehabCare Group, Inc. *	85,536

3,900	Res-Care, Inc. *	52,884

10,300	Triad Hospitals, Inc. *	562,792

		2,357,088

	Information & Services — 6.0%

9,300	ABM Industries, Inc.	181,350

1,100	Ambassadors Groups, Inc.	40,909

900	American Dental Partners, Inc. *	21,969

6,800	American Retirement Corp. *	99,416

2,500	Angelica Corp.	61,275

2,700	Butler International, Inc. *	10,287

4,500	Carriage Services, Inc. *	27,225

330	Cass Information Systems, Inc.	13,532

3,410	CDI Corp.	74,747

5,800	Century Business Services, Inc. *	23,490

14,300	CheckFree Corp. *	487,058

1,226	Cornell Cos., Inc. *	16,502

3,800	Corrections Corp. of America *	149,150

200	CRA International, Inc. *	10,770

1,284	Discovery Partners International *	3,672

7,030	Dun & Bradstreet Corp. *	433,400

200	Ecology & Environment, Inc.	1,340

1,200	eLoyalty Corp. *	7,068

15,400	Equifax, Inc.	549,934

1,200	Exponent, Inc. *	34,296

3,472	Forrester Research, Inc. *	61,906

2,030	G & K Services, Inc., Class A	76,592

10,870	H&R Block, Inc.	634,265

300	Hallwood Group, Inc. *	25,650

15,000	Harte-Hanks, Inc.	445,950

723	Healthcare Services Group, Inc.	14,518

406	Heidrick & Struggles International, Inc. *	10,588

2,400	Horizon Health Corp. *	56,136

5,400	Hudson Highland Group, Inc. *	84,186

3,600	ICT Group, Inc. *	37,440

8,600	Jones Lang LaSalle, Inc. *	380,378

3,900	Jupitermedia Corp. *	66,807

1,800	Keith Cos, Inc. *	39,024

2,300	Kelly Services, Inc., Class A	65,872

1,600	Kendle International, Inc. *	24,240

4,800	Kforce, Inc. *	40,608

3,460	Korn/Ferry International *	61,415

7,200	Labor Ready, Inc. *	167,832

8,919	Laureate Education, Inc. *	426,863

320	Layne Christensen Co. *	6,357

200	Mac-Gray Corp. *	1,834

3,250	Metal Management, Inc.	62,888

2,300	Michael Baker Corp. *	41,078

4,300	Midas, Inc. *	98,900

2,600	Monro Muffler Brake, Inc. *	76,726

12,800	MPS Group, Inc. *	120,576

2,300	National Technical Systems, Inc. *	10,925

4,400	NCO Group, Inc. *	95,172

800	Nobel Learning Communities, Inc. *	6,936

300	Opinion Research Corp. *	2,235

1,800	PAREXEL International Corp. *	35,730

1,400	Per-Se Technologies, Inc. *	29,428

3,500	Pharmaceutical Product Development, Inc. *	164,010

2,798	RCM Technologies, Inc. *	12,157

200	Refac *	1,220

4,270	Schnitzer Steel Industries, Inc., Class A	101,199

4,800	SOURCECORP, Inc. *	95,136

800	Steiner Leisure Ltd. *	29,656

6,724	TeleTech Holdings, Inc. *	54,801

6,400	URS Corp. *	239,040

900	Vertrue, Inc. *	35,064

1,600	Volt Information Sciences, Inc. *	37,968

500	Watson Wyatt & Co. Holdings	12,815

2,800	West Corp. *	107,520

500	Westaff, Inc. *	1,750

		6,448,781

	Instruments — 4.7%

2,138	Allied Healthcare Products, Inc. *	10,498

7,127	American Medical Systems Holdings, Inc. *	147,173

2,100	American Science & Engineering, Inc. *	93,156

700	Arrow International, Inc.	22,330

6,500	ArthroCare Corp. *	227,110

200	Atrion Corp.	14,910

600	Badger Meter, Inc.	24,780

8,200	Bausch & Lomb, Inc.	680,599

1,115	Bio-Logic Systems Corp. *	7,001

4,900	Checkpoint Systems, Inc. *	86,730

2,500	Compex Technologies, Inc. *	10,300

1,800	CONMED Corp. *	55,386

1,900	Datascope Corp.	63,365

4,300	DJ Orthopedics, Inc. *	117,949

13,200	Edwards Lifesciences Corp. *	567,864

1,800	Embrex, Inc. *	20,070

635	Enpath Medical, Inc. *	3,461

100	Escalon Medical Corp. *	671
See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

Laudus Variable Insurance Trust Semiannual Report  11

Shares		Value

	Common Stock, Instruments continued

1,200	Esterline Technologies Corp. *	$48,096

1,400	Frequency Electronics, Inc.	18,200

5,800	Haemonetics Corp. *	235,712

4,810	Integra LifeSciences Holdings *	140,452

3,500	Invacare Corp.	155,260

200	Iridex Corp. *	1,210

300	K-Tron International, Inc. *	8,790

300	Kewaunee Scientific Corp.	2,325

1,800	LeCroy Corp. *	24,750

500	Medical Action Industries, Inc. *	8,925

400	Mesa Laboratories, Inc.	5,572

4,160	Mine Safety Appliances Co.	192,192

1,200	Misonix, Inc. *	7,260

2,700	Molecular Devices Corp. *	58,401

5,272	MTS Systems Corp.	177,034

1,500	New Brunswick Scientific Co., Inc. *	8,115

500	O.I. Corp. *	6,100

90	Orthofix International NV *	3,874

201	OYO Geospace Corp. *	4,217

1,994	Perceptron, Inc. *	13,539

21,600	PerkinElmer, Inc.	408,240

9,600	Respironics, Inc. *	346,656

400	Schmitt Industries, Inc. *	3,279

700	Span-America Medical Systems, Inc.	7,350

9,400	Steris Corp.	242,238

9,000	Teleflex, Inc.	534,330

3,407	Thoratec Corp. *	52,263

8,700	Viasys Healthcare, Inc. *	196,533

200	Vicon Industries, Inc. *	529

100	Zygo Corp. *	980

		5,065,775

	Insurance — 5.2%

981	Alleghany Corp. *	291,357

1,500	Ambac Financial Group, Inc.	104,640

100	Ambassadors International, Inc.	1,365

2,244	American National Insurance Co.	257,364

1,800	American Physicians Capital, Inc. *	66,870

700	American Safety Insurance Holdings Ltd. *	10,654

3,227	AmerUs Group Co.	155,057

6,500	Argonaut Group, Inc. *	150,085

1,610	Bristol West Holdings, Inc.	29,463

4,200	Ceres Group, Inc. *	25,536

2,535	Cincinnati Financial Corp.	100,285

16,100	CNA Financial Corp. *	457,562

700	Commerce Group, Inc.	43,477

2,400	Crawford & Co., Class B	17,808

6,500	Everest Re Group Ltd.	604,500

2,100	FBL Financial Group, Inc., Class A	57,981

300	Great American Financial Resources, Inc.	5,943

13,600	HCC Insurance Holdings, Inc.	515,032

3,092	Horace Mann Educators Corp.	58,191

7,080	Max Re Capital Ltd.	162,132

3,100	Meadowbrook Insurance Group, Inc. *	16,244

1,000	Midland Co.	35,190

2,300	National Financial Partners Corp.	90,022

500	NYMAGIC, Inc.	11,675

310	Odyssey Re Holdings Corp.	7,651

5,200	Ohio Casualty Corp.	125,736

210	Old Republic International Corp.	5,311

8,500	PacifiCare Health Systems, Inc. *	607,326

3,149	Philadelphia Consolidated Holding Corp. *	266,909

108	Presidential Life Corp.	1,848

1,800	PXRE Group Ltd.	45,396

11,778	Radian Group, Inc.	556,157

200	Reinsurance Group of America, Inc.	9,302

600	RTW, Inc. *	5,976

2,200	Selective Insurance Group, Inc.	109,010

2,500	StanCorp Financial Group, Inc.	191,450

1,638	State Auto Financial Corp.	50,844

1,360	United America Indemnity Ltd., Class A *	23,378

1,200	United American Healthcare Corp. *	2,640

800	United Fire & Casualty Co.	35,536

8,300	UnumProvident Corp.	152,056

750	W. R. Berkley Corp.	26,760

300	Zenith National Insurance Corp.	20,358

		5,512,077

	IT Hardware — 2.5%

1,520	Advanced Power Technology, Inc. *	10,716

490	American Technical Ceramics Corp. *	5,018

5,700	Amphenol Corp., Class A	228,969

3,300	Arris Group, Inc. *	28,743

4,170	Avocent Corp. *	109,004

200	Bel Fuse, Inc., Class A	5,138

800	Blonder Tongue Laboratories, Inc. *	2,120

400	Catalyst Semiconductor, Inc. *	1,756

800	Cobra Electronics Corp. *	5,728

7	Cohu, Inc.	140

450	Comtech Telecommunications Corp. *	14,684

7,200	CTS Corp.	88,488

4,200	Digi International, Inc. *	49,812

1,700	Diodes, Inc. *	53,040

1,400	EMS Technologies, Inc. *	20,930

4,640	Energy Conversion Devices, Inc. *	103,843

3,450	Globecomm Systems, Inc. *	20,735
See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

12  Laudus Variable Insurance Trust Semiannual Report

Shares		Value

	Common Stock, IT Hardware continued

19,983	Harris Corp.	$623,669

680	Imation Corp.	26,377

910	inTEST Corp. *	3,276

1,262	IXYS Corp. *	17,895

15,600	Marvell Technology Group Ltd. *	593,424

6,200	MEMC Electronic Materials, Inc. *	97,774

200	Merrimac Industries, Inc. *	1,734

1,620	Microsemi Corp. *	30,456

180	Nanometrics, Inc. *	2,248

300	Optical Cable Corp. *	1,563

250	Orbit International Corp. *	2,843

2,784	Park Electrochemical Corp.	70,157

329	Peak International Ltd. *	1,280

4,150	Photronics, Inc. *	96,861

1,700	RF Monolithics, Inc. *	11,135

4,500	Semitool, Inc. *	42,930

400	Simclar, Inc. *	1,336

270	Sparton Corp. *	2,670

2,200	Spectrum Control, Inc. *	14,828

1,000	Supertex, Inc. *	17,660

9,927	Symmetricom, Inc. *	102,943

480	Teledyne Technologies, Inc. *	15,638

5,200	Trident Microsystems, Inc. *	117,988

5,760	Virage Logic Corp. *	59,328

1,100	Woodhead Industries, Inc.	13,871

		2,718,748

	Land & Water Transportation — 1.1%

868	Celadon Group, Inc. *	14,791

3,702	CNF, Inc.	166,220

1,697	Covenant Transport, Inc., Class A *	22,400

11,330	Frozen Food Express Industries, Inc. *	128,256

3,400	General Maritime Corp.	144,160

200	Hub Group, Inc., Class A *	5,010

1,600	J.B. Hunt Transport Services, Inc.	30,880

6,804	Overseas Shipholding Group, Inc.	405,858

400	Transport Corp. of America, Inc. *	2,720

1,160	U.S. Xpress Enterprises, Inc., Class A *	13,816

500	USA Truck, Inc. *	12,375

10,700	Werner Enterprises, Inc.	210,148

800	Yellow Roadway Corp. *	40,640

		1,197,274

	Mainframe & Minicomputers — 0.0%

3,500	Neoware Systems, Inc. *	35,840

	Metal Products & Machinery — 5.2%

200	Acme United Corp.	3,772

1,600	Allied Motion Technologies, Inc. *	7,040

996	Black & Decker Corp.	89,491

1,500	Blount International, Inc. *	25,035

1,500	Bonso Electronics International, Inc.	7,694

1,200	Cascade Corp.	51,900

400	Cascade Financial Corp.	6,770

1,200	Circor International, Inc.	29,604

37,980	Crown Holdings, Inc. *	540,455

8,300	Cummins, Inc.	619,262

400	Eastern Co.	9,420

2,800	Energizer Holdings, Inc. *	174,076

3,400	EnerSys *	46,342

5,600	EnPro Industries, Inc. *	161,672

2,311	Evans & Sutherland Computer Corp. *	11,902

20	Flanders Corp. *	180

2,000	Gardner Denver, Inc. *	70,160

1,707	Gehl Co. *	66,471

2,700	Gerber Scientific, Inc. *	18,792

400	Hawk Corp., Class A *	4,680

600	International Aluminum Corp.	19,170

7,210	JLG Industries, Inc.	198,131

18,541	Joy Global, Inc.	622,791

9,530	Kennametal, Inc.	436,951

300	Key Technology, Inc. *	3,210

400	L.S. Starrett Co., Class A	7,296

12,400	Lennox International, Inc.	262,508

6,900	Manitowoc Co., Inc.	283,038

3,700	Material Sciences Corp. *	53,872

1,400	NCI Building Systems, Inc. *	45,920

5,000	NN, Inc.	63,400

200	Q.E.P. Co., Inc. *	2,390

6,800	Regal-Beloit Corp.	198,288

1,900	Robbins & Myers, Inc.	40,869

2,700	Rofin-Sinar Technologies, Inc. *	88,560

300	SL Industries, Inc. *	5,433

800	Standex International Corp.	22,728

2,200	Tennant Co.	77,902

8,900	Terex Corp. *	350,660

17,900	Timken Co.	413,490

600	Twin Disc, Inc.	13,140

200	Water Pik Technologies, Inc. *	3,810

1,000	Woodward Governor Co.	84,030

7,600	York International Corp.	288,800

		5,531,105

	Miscellaneous Finance — 1.8%

13,100	A.G. Edwards, Inc.	591,465

6,777	Affiliated Managers Group, Inc. *	463,072

1,100	BKF Capital Group, Inc.	41,701

1,800	Cohen & Steers, Inc.	37,098

4,420	Interactive Data Corp.	91,848

2,600	Knight Capital Group, Inc., Class A *	19,812

4,400	Nuveen Investments, Class A	165,528

13,300	Raymond James Financial, Inc.	375,725
See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

Laudus Variable Insurance Trust Semiannual Report  13

Shares		Value

	Common Stock, Miscellaneous Finance continued

1,200	Sanders Morris Harris Group, Inc.	$20,640

800	Stifel Financial Corp. *	19,328

3,900	SWS Group, Inc.	67,002

		1,893,219

	Oil & Coal Resources — 1.1%

10,600	Chesapeake Energy Corp.	241,680

539	Cimarex Energy Co. *	20,972

1,780	Edge Petroleum Corp. *	27,804

900	Energy Partners Ltd. *	23,589

3,300	Massey Energy Co.	124,476

15,280	Meridian Resource Corp. *	73,038

3,000	Peabody Energy Corp.	156,120

1,600	Petrohawk Energy Corp. *	17,280

300	Resource America, Inc., Class A	11,559

100	Stone Energy Corp. *	4,890

300	Swift Energy Co. *	10,746

18	Tel Offshore Trust	179

9,008	Ultra Petroleum Corp. *	273,484

1,302	Whiting Petroleum Corp. *	47,276

4,166	XTO Energy, Inc.	141,602

		1,174,695

	Oil Distribution — 0.7%

1,800	Ashland, Inc.	129,366

3,200	Frontier Oil Corp.	93,920

7,700	Questar Corp.	507,430

100	Sunoco, Inc.	11,368

3,950	TransMontaigne, Inc. *	41,475

		783,559

	Oil Drilling & Services — 2.5%

300	Bolt Technology Corp. *	1,920

690	Dawson Geophysical Co. *	14,669

25,800	Grant Prideco, Inc. *	682,410

300	Gulf Island Fabrication, Inc.	5,964

1,400	Lufkin Industries, Inc.	50,372

1,100	NATCO Group, Inc., Class A *	14,641

4,300	Oceaneering International, Inc. *	166,195

2,700	Oil States International, Inc. *	67,959

9,100	Patterson-UTI Energy, Inc.	253,253

25,914	Pride International, Inc. *	665,990

1,684	Superior Energy Services, Inc. *	29,975

4,219	TETRA Technologies, Inc. *	134,375

7,900	Tidewater, Inc.	301,148

4,400	Veritas DGC, Inc. *	122,056

6,230	W-H Energy Services, Inc. *	155,314

		2,666,241

	Photooptical, Micros & Office Machinery — 0.5%

600	Ciprico, Inc. *	2,448

1,200	Global Payment Technologies, Inc. *	4,872

7,800	Hypercom Corp. *	50,466

695	Interphase Corp. *	4,344

4,771	M-Systems Flash Disk Pioneers Ltd. *	91,460

1,700	PAR Technology Corp. *	54,400

900	Printronix, Inc.	15,048

810	SafeNet, Inc. *	27,589

4,520	Storage Technology Corp. *	164,030

400	UNOVA, Inc. *	10,652

4,000	VASCO Data Security International, Inc. *	38,800

1,200	Western Digital Corp. *	16,104

300	X-Rite, Inc.	3,453

		483,666

	Publishing, Broadcasting & Cinema — 1.5%

15,640	American Greetings Corp., Class A	414,459

1,600	Banta Corp.	72,576

9,017	Bowne & Co., Inc.	130,386

7,450	Central European Media Enterprises Ltd., Class A *	360,431

1,470	Consolidated Graphics, Inc. *	59,932

790	Image Entertainment, Inc. *	2,220

400	Outlook Group Corp.	3,476

22,800	Reader’s Digest Association, Inc.	376,200

7,000	Regent Communications, Inc. *	41,090

820	SBS Broadcasting SA *	38,647

2,900	Thomas Nelson, Inc.	63,104

3,700	World Wrestling Entertainment, Inc.	42,254

		1,604,775

	Real Estate Development — 0.7%

400	AMREP Corp.	10,300

1,200	Avatar Holdings, Inc. *	60,324

2,900	Bluegreen Corp. *	50,489

4,100	Florida East Coast Industries, Inc.	177,530

400	ILX Resorts, Inc.	3,828

200	J.W. Mays, Inc. *	3,235

3,818	Levitt Corp., Class A	114,235

457	Patriot Transportation Holding, Inc. *	23,506

500	Service Corp. International	4,010

27,459	Stewart Enterprises, Inc., Class A	179,581

2,938	Tarragon Corp. *	74,185

		701,223

	Real Estate Investment Trusts — 5.8%

700	Agree Realty Corp.	21,175

7,960	Ashford Hospitality Trust	85,968

3,700	Bedford Property Investors, Inc.	85,174

2,338	Boykin Lodging Co. *	31,329

10,460	Camden Property Trust	562,225

6,800	Capital Automotive REIT	259,556
See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

14  Laudus Variable Insurance Trust Semiannual Report

Shares		Value

	Common Stock, Real Estate Investment Trusts continued

11,200	CBL & Associates Properties, Inc.	$482,384

4,000	Commercial NET Lease Realty	81,880

3,200	Correctional Properties Trust	90,560

600	Entertainment Properties Trust	27,600

14,530	Equity Inns, Inc.	193,249

500	Extra Space Storage, Inc.	7,165

2,400	Hospitality Properties Trust	105,768

46,439	HRPT Properties Trust	577,236

12,501	Investors Real Estate Trust	120,760

12,217	iStar Financial, Inc.	508,105

12,740	Lexington Corporate Properties Trust	309,709

4,600	LTC Properties, Inc.	95,220

2,000	Maguire Properties, Inc.	56,680

5,000	Mission West Properties, Inc.	51,350

4,900	Monmouth Real Estate Investment Corp., Class A	40,915

270	National Health Investors, Inc.	7,579

2,300	National Health Realty, Inc.	42,803

700	New Plan Excel Realty Trust	19,019

3,300	OMEGA Healthcare Investors, Inc.	42,438

2,700	One Liberty Properties, Inc.	55,917

1,802	Parkway Properties, Inc.	90,118

300	Presidential Realty Corp., Class B	2,580

4,580	PS Business Parks, Inc.	203,581

10,400	Senior Housing Properties Trust	196,664

8,737	SL Green Realty Corp.	563,537

24,300	Trizec Properties, Inc.	499,851

3,200	Universal Health Realty Income Trust	121,952

400	Urstadt Biddle Properties	6,616

400	Urstadt Biddle Properties, Class A	6,928

7,000	Vornado Realty Trust	562,800

2,500	Windrose Medical Properties Trust	35,075

		6,251,466

	Restaurants, Hotels & Theaters — 3.4%

300	Ark Restaurants Corp.	8,745

8,880	CBRL Group, Inc.	345,077

100	Champps Entertainment, Inc. *	750

13,393	CKE Restaurants, Inc.	186,431

6,100	Darden Restaurants, Inc.	201,178

1,400	Dave & Buster’s, Inc. *	25,816

23,300	Denny’s Corp. *	116,500

4,910	Dollar Thrifty Automotive Group, Inc. *	186,482

3,000	Dover Motorsports, Inc.	18,000

600	Famous Dave’s of America, Inc. *	5,922

1,900	Fox & Hound Restaurant Group *	22,705

200	Frisch’s Restaurants, Inc.	5,000

5,200	Interstate Hotels & Resorts, Inc. *	25,532

2,500	Isle of Capri Casinos, Inc. *	65,500

300	J. Alexander’s Corp. *	2,670

4,300	Jack in the Box, Inc. *	163,056

9,200	Kerzner International Ltd. *	523,940

2,300	Lone Star Steakhouse & Saloon, Inc.	69,943

1,600	Luby’s, Inc. *	19,120

2,900	Marcus Corp.	61,538

1,300	Movie Gallery, Inc.	34,359

1,000	Nathan’s Famous, Inc. *	9,600

5,700	Outback Steakhouse, Inc.	257,868

500	Papa John’s International, Inc. *	19,985

14,982	Penn National Gaming, Inc. *	546,842

8,900	RARE Hospitality International, Inc. *	271,183

2,200	Rubio’s Restaurants, Inc. *	22,990

4,700	Ryan’s Restaurant Group, Inc. *	65,847

1,500	Sands Regent *	14,625

6,940	Wendy’s International, Inc.	330,691

		3,627,895

	Retail — 8.2%

300	1-800 CONTACTS, Inc. *	5,811

60	Advance Auto Parts, Inc. *	3,873

252	Aeropostale, Inc. *	8,467

13,400	American Eagle Outfitters, Inc.	410,710

11,000	AutoNation, Inc. *	225,720

14,200	Barnes & Noble, Inc. *	550,960

2,672	Big Dog Holdings, Inc. *	16,700

15,980	Big Lots, Inc. *	211,575

1,600	Blair Corp.	63,200

3,400	Books-A-Million, Inc.	34,170

18,900	Borders Group, Inc.	478,359

3,530	Brown Shoe Co., Inc.	138,200

300	Building Materials Holding Corp.	20,787

3,200	Burlington Coat Factory Warehouse Corp.	136,448

3,900	Cato Corp., Class A	80,535

16,900	Charming Shoppes, Inc. *	157,677

18,600	Chico’s FAS, Inc. *	637,608

34,600	Circuit City Stores, Inc.	598,234

852	Conn’s, Inc. *	20,848

600	Cost-U-Less, Inc. *	4,554

1,197	Deb Shops, Inc.	34,677

12,900	Dillard’s, Inc., Class A	302,118

5,900	Dress Barn, Inc. *	133,517

3,217	EZCORP, Inc., Class A *	34,486

6,760	Finish Line, Inc., Class A	127,899

1,600	Finlay Enterprises, Inc. *	19,984

3,560	Foot Locker, Inc.	96,903

2,500	GameStop Corp., Class A *	81,775

2,578	Gottschalks, Inc. *	29,003

5,261	GSI Commerce, Inc. *	88,122

2,100	Hastings Entertainment, Inc. *	12,453

5,100	Haverty Furniture Cos., Inc.	75,378
See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

Laudus Variable Insurance Trust Semiannual Report  15

Shares		Value

	Common Stock, Retail continued

5,300	Jo-Ann Stores, Inc. *	$139,867

875	Jos. A. Bank Clothiers, Inc. *	37,888

2,720	Lithia Motors, Inc., Class A	78,472

5,200	Longs Drug Stores Corp.	223,860

4,610	Neiman Marcus Group, Inc., Class A	446,801

800	O’Reilly Automotive, Inc. *	23,848

3,200	Retail Ventures, Inc. *	43,648

900	REX Stores Corp. *	13,005

4,000	Ruddick Corp.	102,120

2,329	Rush Enterprises, Inc., Class B *	31,232

1,700	Shoe Carnival, Inc. *	36,992

600	Sport Chalet, Inc. *	10,705

5,300	Stage Store, Inc. *	231,080

3,000	Stamps.com, Inc. *	56,250

7,000	Stein Mart, Inc.	154,000

9,300	SUPERVALU, Inc.	303,273

1,930	Systemax, Inc. *	12,970

5,400	TBC Corp. *	146,502

1,300	The Bon-Ton Stores, Inc.	25,155

1,100	The Buckle, Inc.	48,774

4,684	The Children’s Place Retail Stores, Inc. *	218,602

7,650	The Men’s Wearhouse, Inc. *	263,390

1,400	Trans World Entertainment Corp. *	16,562

20,934	UGI Corp.	584,059

6,300	Urban Outfitters, Inc. *	357,147

3,000	Weis Markets, Inc.	116,370

6,660	Zale Corp. *	211,055

		8,774,378

	Soaps & Cosmetics — 0.3%

1,190	Chattem, Inc. *	49,266

2,820	Church & Dwight Co., Inc.	102,084

300	CPAC, Inc.	1,470

5,724	Elizabeth Arden, Inc. *	133,884

2,500	Parlux Fragrances, Inc. *	69,175

		355,879

	Software — 5.9%

6,036	Activision, Inc. *	99,715

7,500	Allscripts Healthcare Solution, Inc. *	124,575

4,100	American Software, Inc., Class A	23,698

400	Ansoft Corp. *	9,664

27,400	Autodesk, Inc.	941,737

15,812	Borland Software Corp. *	108,470

200	Bottomline Technologies, Inc. *	2,994

770	CACI International, Inc., Class A *	48,633

2,100	CCC Information Services Group, Inc. *	50,295

7,000	Cerner Corp. *	475,790

6,600	CIBER, Inc. *	52,668

16,000	Cognizant Technology Solutions Corp., Class A *	754,080

300	Computer Sciences Corp. *	13,110

1,733	Computer Task Group, Inc. *	6,256

4,030	Covansys Corp. *	51,786

900	CSP, Inc. *	7,407

3,640	Dendrite International, Inc. *	50,232

2,200	Edgewater Technology, Inc. *	9,548

3,900	eFunds Corp. *	70,161

4,600	First American Corp.	184,644

7,100	First Consulting Group, Inc. *	36,416

5,113	HMS Holdings Corp. *	34,053

5,600	IDX Systems Corp. *	168,784

10,020	Internet Security Systems, Inc. *	203,306

1,100	JDA Software Group, Inc. *	12,518

2,900	John H. Harland Co.	110,200

900	Keane, Inc. *	12,330

2,900	Keynote Systems, Inc. *	33,843

3,547	Lightbridge, Inc. *	22,169

1,000	Manatron, Inc. *	9,430

5,900	MapInfo Corp. *	62,009

939	Marchex, Inc., Class B *	14,123

22,130	McAfee, Inc. *	579,363

200	Micros Systems, Inc. *	8,950

2,560	Moldflow Corp. *	33,152

1,500	Motive, Inc. *	14,895

3,300	MRO Software, Inc. *	48,213

2,300	NetManage, Inc. *	14,720

6,600	NetScout Systems, Inc. *	43,494

200	NWH, Inc.	3,050

400	Omtool Ltd. *	2,392

890	Pacific Internet Ltd. *	5,340

3,410	PDF Solutions, Inc. *	44,739

5,600	Pegasus Solutions, Inc. *	62,440

500	Pegasystems, Inc. *	2,950

12,390	Perot Systems Corp., Class A *	176,186

304	Pervasive Software, Inc. *	1,288

6,496	Phoenix Technologies Ltd. *	50,539

1,100	ProQuest Co. *	36,069

5,100	Radiant Systems, Inc. *	58,140

7,744	Redback Networks, Inc. *	49,407

500	Retalix Ltd. *	10,750

1,700	S1 Corp. *	8,007

7,000	Source Interlink Cos., Inc. *	86,590

3,569	SPSS, Inc. *	68,560

21,449	Sybase, Inc. *	393,589

7,300	Sykes Enterprises, Inc. *	69,204

91	Take-Two Interactive Software, Inc. *	2,316

2,134	TechTeam Global, Inc. *	27,827

10,000	THQ, Inc. *	292,700

3,300	Tier Technologies, Inc., Class B *	27,819

1,900	Tripos, Inc. *	7,049

3,300	TriZetto Group, Inc. *	46,233

10,100	Tyler Technologies, Inc. *	76,356

2,500	Ulticom, Inc. *	26,525

4,600	Witness Systems, Inc. *	83,858

		6,267,354

See the accompanying notes to the financial statements.

Financial Statements—Statement of Portfolio Investments continued

Laudus Rosenberg VIT Value Long/Short Equity Fund (a)

16  Laudus Variable Insurance Trust Semiannual Report

Shares		Value

	Common Stock continued
	Textiles & Apparel — 2.0%

3,600	Ashworth, Inc. *	$32,436

5,600	Coach, Inc. *	187,992

3,200	Culp, Inc. *	14,080

1,500	Cutter & Buck, Inc.	19,350

1,900	Deckers Outdoor Corp. *	46,740

400	Decorator Industries, Inc.	3,240

2,300	Dixie Group, Inc. *	40,503

1,200	Haggar Corp.	24,420

2,000	Hampshire Group Ltd. *	39,220

1,300	Hartmarx Corp. *	13,091

3,500	Kenneth Cole Productions, Inc.	108,920

13,810	Liz Claiborne, Inc.	549,085

700	McRae Industries, Inc., Class A	8,603

1,500	Perry Ellis International, Inc. *	35,085

7,000	Polo Ralph Lauren Corp.	301,770

1,200	Reebok International Ltd.	50,196

1,200	Rocky Shoes & Boots, Inc. *	37,499

5,100	Skechers U.S.A., Inc., Class A *	72,726

5,600	Stride Rite Corp.	77,224

100	Tandy Brands Accessories, Inc.	1,090

11,200	Timberland Co., Class A *	433,664

900	UniFirst Corp.	36,486

		2,133,420

	Wholesale — 1.7%

200	ADDvantage Technologies Group, Inc. *	740

1,000	All American Semiconductor, Inc. *	4,350

700	Anixter International *	26,019

4,800	Applied Industrial Technologies, Inc.	154,992

400	Aristotle Corp. *	2,780

22,180	Arrow Electronics, Inc. *	602,410

6,020	Aviall, Inc. *	190,172

3,500	Avnet, Inc. *	78,855

217	Bell Microproducts, Inc. *	2,040

900	Coast Distribution System, Inc.	4,500

3,700	Department 56, Inc. *	37,925

1,100	DXP Enterprises, Inc. *	7,502

1,800	GTSI Corp. *	14,850

600	Handleman Co.	9,906

5,580	Huttig Building Products, Inc. *	60,878

1,207	Industrial Distribution Group, Inc. *	11,406

300	Lawson Products, Inc.	11,646

2,200	Lazare Kaplan International, Inc. *	22,440

1,376	LKQ Corp. *	37,358

200	NACCO Industries, Inc., Class A	21,444

2,500	Nash Finch Co.	91,850

1,875	Nu Horizons Electronics Corp. *	12,000

100	P & F Industries, Inc. *	1,668

3,700	Pomeroy IT Solutions, Inc. *	37,481

250	Richardson Electronics Ltd.	1,825

2,200	Spartan Stores, Inc. *	32,274

800	TESSCO Technologies, Inc. *	10,664

1,100	Valley National Gases, Inc.	16,775

2,755	Ventiv Health, Inc. *	53,116

980	W.W. Grainger, Inc.	53,694

5,390	WESCO International, Inc. *	169,138

		1,782,698

	Total Common Stock (Cost $84,497,438)	96,486,231

	Repurchase Agreement — 11.2%
	Banks & Credit Institutions — 11.2%

$12,021,423	Bear Stearns dated 6/30/05, due 7/1/05 at 2.80% with a maturity value of $12,022,358 (fully collateralized by a U.S. Treasury Bond)	12,021,423

	Total Repurchase Agreement (Cost $12,021,423)	$12,021,423

	Total Investments (Cost $96,518,861) (b) — 101.4%	108,507,654

	Net other assets (liabilities) — (1.4)%	(1,516,416)

	Net Assets — 100.0%	$106,991,238

*	Non-income producing security.

(a)	All long positions are pledged, as collateral for securities sold short.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$13,124,358

Unrealized depreciation	(1,135,565)

Net unrealized appreciation	$11,988,793

See the accompanying notes to the financial statements.

Laudus Variable Insurance Trust Semiannual Report  17

Financial Statements

Statement of Securities Sold Short

Laudus Rosenberg VIT Value Long/Short Equity Fund as of 6/30/05 (Unaudited)

Shares		Value

	Common Stock — 88.5%:
	Agriculture, Food & Beverage — 0.8%

200	Bridgford Foods Corp. *	$1,514

31	Coca-Cola Bottling Co.	1,567

18,100	Coca-Cola Enterprises, Inc.	398,380

5,400	Delta & Pine Land Co.	135,324

1,899	Farmer Brothers Co.	42,272

300	McCormick & Co., Inc.	9,804

300	Omega Protein Corp. *	1,896

2,500	Penford Corp.	40,000

6,926	Tootsie Roll Industries, Inc.	202,586

		833,343

	Airlines — 0.7%

22,800	AirTran Holdings, Inc. *	210,444

14,500	AMR Corp. *	175,595

10,600	ExpressJet Holdings, Inc. *	90,206

2,514	Frontier Airlines, Inc. *	25,970

11,600	JetBlue Airways Corp. *	237,104

12,300	Northwest Airlines Corp. *	56,088

		795,407

	Autos — 2.0%

11,100	American Axle & Manufacturing Holdings, Inc.	280,497

32,600	Dana Corp.	489,326

31,800	Gentex Corp.	578,760

16,500	Lear Corp.	600,270

960	Quantum Fuel Systems Technologies Worldwide, Inc. *	4,800

10,400	Tenneco Automotive, Inc. *	173,056

		2,126,709

	Banks & Credit Institutions — 6.8%

26,700	AmeriCredit Corp. *	680,849

17,200	Astoria Financial Corp.	489,684

2,400	Capitol Federal Financial	82,752

5,500	Cardinal Financial Corp. *	51,645

11,600	Cathay General Bancorp	391,036

11,900	CharterMac	261,324

11,700	Citizens Banking Corp.	353,574

44,550	E*TRADE Financial Corp. *	623,255

4,500	East West Bancorp, Inc.	151,155

1,100	Encore Capital Group, Inc. *	18,700

7,600	F.N.B. Corp.	149,340

11,200	First Horizon National Corp.	472,640

33,663	Hudson City Bancorp, Inc.	384,095

9,500	Hudson United Bancorp	342,950

5,755	International Bancshares Corp.	162,809

1,170	Irwin Financial Corp.	25,962

2,980	Midwest Banc Holdings, Inc.	57,484

13,700	New York Community Bancorp, Inc.	248,244

10,000	Ocwen Financial Corp. *	67,600

18,440	Old National Bancorp	394,616

2,230	Oriental Financial Group, Inc.	34,030

2,625	Park National Corp.	290,063

4,500	Sterling Bancorp	96,075

900	TNS, Inc. *	21,033

23,981	UCBH Holdings, Inc.	389,451

24,860	Valley National Bancorp	581,227

8,600	Westamerica Bancorp	454,166

		7,275,759

	Basic Minerals & Metals — 2.2%

29,700	AK Steel Holding Corp. *	190,377

2,100	American Superconductor Corp. *	19,215

6,900	Apex Silver Mines Ltd. *	94,806

15,600	CommScope, Inc. *	271,596

3,600	Encore Wire Corp. *	41,724

23,200	Hecla Mining Co. *	105,792

11,600	Meridian Gold, Inc. *	208,800

7,300	Nucor Corp.	333,026

7,200	OM Group, Inc. *	177,768

10,500	Steel Dynamics, Inc.	275,625

17,540	United States Steel Corp.	602,850

		2,321,579

	Beer, Liquor & Tobacco — 0.0%

5,100	Star Scientific, Inc. *	22,797

	Biotechnology — 2.3%

7,300	Alexion Pharmaceuticals, Inc. *	168,192

2,800	Anika Therapeutics, Inc. *	32,172

14,800	Applera Corp.- Celera Genomics Group *	162,356

14,500	ARIAD Pharmaceuticals, Inc. *	96,570

7,844	ArQule, Inc. *	50,829

800	Avigen, Inc. *	2,480

2,000	BioCryst Pharmaceuticals, Inc. *	10,160

6,300	Biomarin Pharmaceutical, Inc. *	47,187

5,600	Cell Genesys, Inc. *	29,960

5,624	CuraGen Corp. *	28,907

2,900	CYTOGEN Corp. *	15,167

5,700	Dyax Corp. *	26,904

2,364	Geron Corp. *	18,297

29,948	Human Genome Sciences, Inc. *	346,799

5,400	ICOS Corp. *	114,318

1,300	Idenix Pharmaceuticals, Inc. *	28,184

7,500	Intermune, Inc. *	97,800

6,000	Keryx Biopharmaceuticals, Inc. *	79,200

2,000	Kosan Biosciences, Inc. *	10,560

3,700	Lexicon Genetics, Inc. *	18,278

8,000	Myriad Genetics, Inc. *	125,200

7,800	Neurocrine Biosciences, Inc. *	328,068

9,400	Onyx Pharmaceuticals, Inc. *	224,472

900	Progenics Pharmaceuticals, Inc. *	18,774

2,500	Sanagamo BioSciences, Inc. *	8,925

3,900	Seattle Genetics, Inc. *	20,904

6,700	Tanox, Inc. *	78,524

13,866	Telik, Inc. *	225,461

		2,414,648

	Chemicals & Rubber — 1.4%

1,000	BioSphere Medical, Inc. *	4,500

6,400	Cabot Microelectronics Corp. *	185,536

20,700	Goodyear Tire & Rubber Co. *	308,430
See the accompanying notes to the financial statements.

Financial Statements—Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

18  Laudus Variable Insurance Trust Semiannual Report

Shares		Value

	Common Stock, Chemicals & Rubber continued

10,300	International Flavors & Fragrances, Inc.	$373,066

6,800	Landec Corp. *	44,200

6,800	MacDermid, Inc.	211,888

1,400	Octel Corp.	25,200

6,900	Valspar Corp.	333,201

10	WD-40 Co.	279

		1,486,300

	Communications Utilities — 1.5%

31,600	American Tower Corp., Class A *	664,232

9,300	Cincinnati Bell, Inc. *	39,990

26,400	Citizens Communications Co.	354,816

5,260	Commonwealth Telephone Enterprises, Inc.	220,447

4,100	Crown Media Holdings, Inc., Class A *	38,663

600	EchoStar Communications Corp., Class A	18,090

200	IDT Corp. *	2,648

5,300	Iowa Telecommunications Serv	99,375

18,260	Mediacom Communications Corp. *	125,446

14,400	Time Warner Telecom, Inc., Class A *	85,248

		1,648,955

	Construction & Homebuilding — 0.4%

22,100	Champion Enterprises, Inc. *	219,674

100	Dominion Homes, Inc. *	1,614

14,800	Fleetwood Enterprises, Inc. *	150,220

200	Modtech Holdings, Inc. *	1,300

1,700	Palm Harbor Homes, Inc. *	32,011

		404,819

	Construction Materials — 0.1%

6,453	Ceradyne, Inc. *	155,324

600	Nanophase Technologies Corp. *	3,636

		158,960

	Consumer Durables — 0.0%

2,600	National R.V. Holdings, Inc. *	20,774

	Drugs & Pharmaceuticals — 3.9%

260	Able Laboratories, Inc. *	905

1,100	Adolor Corp. *	10,175

8,860	Alkermes, Inc. *	117,129

23,100	Amylin Pharmaceuticals, Inc. *	483,483

5,300	AtheroGenics, Inc. *	84,694

3,700	Bioenvision, Inc. *	26,936

350	Cellegy Pharmaceuticals, Inc. *	574

4,000	Cubist Pharmaceuticals, Inc. *	52,680

6,600	CV Therapeutics, Inc. *	147,972

10,800	Dendreon Corp. *	56,484

1,100	DepoMed, Inc. *	4,807

15,001	Discovery Laboratories, Inc. *	109,357

4,300	DOV Pharmaceutical, Inc. *	80,238

3,800	DUSA Pharmaceuticals, Inc. *	35,340

1,000	Emisphere Technologies, Inc. *	4,020

13,600	Endo Pharmaceuticals Holdings, Inc.*	357,408

6,900	Enzo Biochem, Inc. *	123,717

2,204	Epix Pharmaceuticals, Inc. *	19,505

1,400	Guilford Pharmaceuticals, Inc. *	3,178

10,054	ImmunoGen, Inc. *	58,213

5,800	Indevus Pharmaceuticals, Inc. *	14,848

2,178	InKine Pharmaceutical Company, Inc. *	6,948

12,100	Inspire Pharmaceuticals, Inc. *	101,882

6,300	Isis Pharmaceuticals, Inc. *	24,633

4,800	Martek Biosciences Corp. *	182,160

4,900	Medicis Pharmaceutical Corp., Class A	155,477

1,940	Nektar Therapeutics *	32,670

3,400	Neose Technologies, Inc. *	10,710

5,694	Neurogen Corp. *	38,833

10,100	NPS Pharmaceuticals, Inc. *	114,635

6,200	OrthoLogic Corp. *	23,994

800	OXiGENE, Inc. *	3,632

8,300	Pain Therapeutics, Inc. *	56,025

6,300	Par Pharmaceutical Cos., Inc. *	200,403

5,335	Penwest Pharmaceuticals Co. *	63,060

4,900	Pharmacyclics, Inc. *	36,799

6,500	POZEN, Inc. *	53,300

22,700	Protein Design Labs, Inc. *	458,767

1,900	Santarus, Inc. *	7,790

3,009	SciClone Pharmaceuticals, Inc. *	13,510

12,900	The Medicines Co. *	301,731

21,900	Vertex Pharmaceuticals, Inc. *	368,796

5,300	ZymoGenetics, Inc. *	93,280

		4,140,698

	Electric Utilities — 1.6%

24,400	CenterPoint Energy, Inc.	322,324

13,500	DTE Energy Co.	631,395

4,000	FuelCell Energy, Inc. *	40,840

1,967	Otter Tail Corp.	53,758

51,467	Reliant Energy, Inc. *	637,162

		1,685,479

	Financial Investments — 1.0%

5,300	Acacia Research — Acacia Technologies *	25,122

4,600	Digital Theater Systems, Inc. *	82,018

9,500	Gemstar-TV Guide International, Inc. *	34,105

22,000	Hanover Compressor Co. *	253,220

11,900	InterDigital Communications Corp. *	208,250

1,300	Marlin Business Services, Inc. *	26,130

20,300	Marvel Enterprises, Inc. *	400,316

300	PICO Holdings, Inc. *	8,928

		1,038,089

See the accompanying notes to the financial statements.

Financial Statements—Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Laudus Variable Insurance Trust Semiannual Report  19

Shares		Value

	Common Stock continued
	Forest Products & Paper — 1.6%

8,100	Bowater, Inc.	$262,197

7,822	Caraustar Industries, Inc. *	82,131

39,800	Graphic Packaging Corp. *	145,270

4,338	Pope & Talbot, Inc.	48,152

11,300	Sealed Air Corp. *	562,627

17,500	Temple-Inland, Inc.	650,125

		1,750,502

	Furniture & Household Items — 1.7%

12,000	Alliance Gaming Corp. *	168,240

2,800	Constar International, Inc. *	10,472

1,894	Herman Miller, Inc.	58,411

7,300	Kinetic Concepts, Inc. *	438,000

800	Leapfrog Enterprises, Inc. *	9,040

27,800	Pactiv Corp. *	599,924

4,500	Rogers Corp. *	182,475

10,600	Select Comfort Corp. *	227,158

642	Shuffle Master, Inc. *	17,995

6,900	Spartech Corp.	122,820

3,300	Virco Manufacturing Corp. *	22,473

		1,857,008

	Gas & Other Public Utilities — 1.3%

65,600	El Paso Corp.	755,711

6,419	SEMCO Energy, Inc. *	38,450

11,349	Stericycle, Inc. *	571,082

		1,365,243

	Government Aircraft & Defense — 0.6%

17,600	Flir Systems, Inc. *	525,184

86	Kaman Corp., Class A	1,551

2,900	Sirf Technology Holdings, Inc. *	51,272

5,000	Sturm, Ruger & Co., Inc.	41,850

		619,857

	Health Care & Hospital — 0.4%

2,204	America Service Group, Inc. *	34,933

8,600	Array BioPharma, Inc. *	54,180

2,200	Bio-Reference Labs, Inc. *	30,536

9,500	Odyssey Healthcare, Inc. *	136,990

1,400	Specialty Laboratories, Inc. *	11,774

10,900	Tenet Healthcare Corp. *	133,416

1,100	VCA Antech, Inc. *	26,675

2,600	VistaCare, Inc., Class A *	48,022

		476,526

	Information & Services — 4.9%

5,600	Arbitron, Inc.	240,240

7,500	Arena Pharmaceuticals, Inc. *	51,150

14,300	Certegy, Inc.	546,546

500	Clark, Inc.	7,165

7,135	Coinstar, Inc. *	161,893

13,100	Corinthian Colleges, Inc. *	167,287

100	Cross Country Healthcare, Inc. *	1,700

13,000	deCODE genetics, Inc. *	122,070

13,600	DeVry, Inc. *	270,640

9,809	Education Management Corp. *	330,858

700	Exact Sciences Corp. *	1,596

18,100	Exelixis, Inc. *	134,483

600	Hewitt Associates, Inc. *	15,906

200	IMS Health, Inc.	4,954

1,800	Intersections, Inc. *	21,042

2,800	iPayment Holdings, Inc. *	102,256

22,600	Iron Mountain, Inc. *	701,052

14,700	Manpower, Inc.	584,766

6,168	Maxygen, Inc. *	42,312

3,400	Medical Staffing Network Holdings, Inc. *	16,830

3,100	NetRatings, Inc. *	42,160

9,298	Nuvelo, Inc. *	71,874

2,547	Princeton Review, Inc. *	14,849

10,272	Regeneron Pharmaceuticals, Inc. *	86,182

1,600	Resources Connection, Inc. *	37,168

1,700	Strayer Education, Inc.	146,642

6,600	Syntroleum Corp. *	67,716

10,200	Tetra Tech, Inc. *	138,006

4,900	The Advisory Board Co. *	238,826

5,500	The Corporate Executive Board Co.	430,815

2,200	Total System Services, Inc.	53,020

3,100	Universal Technical Institute, Inc. *	102,920

5,760	Viad Corp.	163,238

2,700	Weight Watchers International, Inc. *	139,347

		5,257,509

	Instruments — 4.3%

4,900	Abaxis, Inc. *	53,312

2,100	Align Technology, Inc. *	15,477

1,300	Animas Corp. *	26,195

30,300	Applera Corp.	596,001

3,400	Caliper Life Sciences, Inc. *	19,040

11,600	Cepheid, Inc. *	85,144

3,300	Cholestech Corp. *	37,191

11,142	Cognex Corp.	291,809

6,700	Conceptus, Inc. *	37,855

2,400	Conor Medsystems, Inc. *	36,840

200	CyberOptics, Inc. *	2,600

300	Daxor Corp. *	5,670

2,900	Faro Technologies, Inc. *	79,054

6,500	FEI Co. *	148,265

7,000	FormFactor, Inc. *	184,940

4,800	I-Flow Corp. *	79,872

8,620	IDEXX Laboratories, Inc. *	537,285

6,726	Illumina, Inc. *	81,183

13,800	Input/ Output, Inc. *	86,664

2,200	IntraLase Corp. *	43,164

2,760	Kensey Nash Corp. *	83,462

4,000	KVH Industries, Inc. *	37,000

6,400	Kyphon, Inc. *	222,656

7,500	Luminex Corp. *	73,800

3,000	Measurement Specialties, Inc. *	69,630

6,600	Merit Medical Systems, Inc. *	101,706

10,900	Millipore Corp. *	618,356

2,200	North American Scientific, Inc. *	4,598

4,300	OSI Systems, Inc. *	67,897
See the accompanying notes to the financial statements.

Financial Statements—Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

20  Laudus Variable Insurance Trust Semiannual Report

Shares		Value

	Common Stock, Instruments continued

4,700	Photon Dynamics, Inc. *	$96,867

4,100	Possis Medical, Inc. *	41,533

3,900	RAE Systems, Inc. *	12,207

2,510	Regeneration Technologies, Inc. *	15,713

1,200	Rita Medical Systems, Inc. *	3,840

6,900	Spectranetics Corp. *	46,437

4,100	STAAR Surgical Co. *	20,254

9,800	ThermoGenesis Corp. *	42,630

100	TriPath Imaging, Inc. *	856

690	Utah Medical Products, Inc.	14,918

5,500	Varian Medical Systems, Inc. *	205,315

100	Vascular Solutions, Inc. *	1,162

3,880	Waters Corp. *	144,220

7,200	Wright Medical Group, Inc. *	192,240

		4,564,858

	Insurance — 3.0%

8,550	Arthur J. Gallagher & Co.	231,962

6,500	Brown & Brown, Inc.	292,110

15,800	ChoicePoint, Inc. *	632,790

1,030	Citizens, Inc. *	6,283

1,800	CorVel Corp. *	45,216

6,400	Hilb, Rogal & Hamilton Co.	220,160

17,200	Leucadia National Corp.	664,436

1,620	NDCHealth Corp.	29,111

7,600	PMA Capital Corp., Class A *	67,108

8,070	RenaissanceRe Holdings Ltd.	397,367

20,100	Willis Group Holdings Ltd.	657,672

		3,244,215

	IT Hardware — 4.0%

2,200	02Micro International Ltd. *	30,910

17,000	ADTRAN, Inc.	421,430

5,200	Advanced Energy Industries, Inc. *	40,872

1,200	Altera Corp. *	23,784

2,500	Atheros Communications *	20,150

1,600	Avici Systems, Inc. *	7,120

24,500	Axcelis Technologies, Inc. *	168,070

3,200	California Micro Devices Corp. *	18,176

1,800	Cherokee International Corp. *	6,732

2,155	Cirrus Logic, Inc. *	11,443

1,000	Color Kinetics, Inc. *	10,640

25,200	Cypress Semiconductor Corp. *	317,268

4,000	Daktronics, Inc.	80,040

7,800	Ditech Communications Corp. *	50,622

7,100	ESS Technology, Inc. *	29,891

13,900	Foundry Networks, Inc. *	119,957

7,300	Helix Technology Corp.	96,944

10,400	Integrated Circuit Systems, Inc. *	214,656

10,500	Integrated Silicon Solution, Inc. *	77,805

3,100	KEMET Corp. *	19,530

13,100	Kulicke & Soffa Industries, Inc. *	103,621

1,500	Leadis Technology, Inc. *	12,075

1,700	LTX Corp. *	8,432

3,100	Metalink Ltd. *	14,012

3,100	Micrel, Inc. *	35,712

2,200	Micro Linear Corp. *	12,100

4,648	Microchip Technology, Inc.	137,674

1,700	Multi-Fineline Electronix, Inc. *	31,280

7,600	Nam Tai Electronics, Inc.	172,824

27,600	National Semiconductor Corp.	608,028

800	PLX Technology, Inc. *	8,128

30,000	PMC-Sierra, Inc. *	279,900

7,685	Power Integrations, Inc. *	165,765

2,500	Power-One, Inc. *	15,775

800	Radyne ComStream, Inc. *	6,940

13,100	Rambus, Inc. *	175,278

2,100	Semtech Corp. *	34,965

46,000	Teradyne, Inc. *	550,620

2,600	Universal Display Corp. *	26,728

4,900	Vicor Corp.	66,640

4,500	Vitesse Semiconductor Corp. *	9,405

4,300	Vyyo, Inc. *	26,789

		4,268,731

	Land & Water Transportation — 0.6%

13,070	Expeditors International of Washington, Inc.	651,017

	Mainframe & Minicomputers — 0.0%

5,700	Omnicell, Inc. *	50,160

	Metal Products & Machinery — 3.9%

2,200	Aaon, Inc. *	39,138

6,600	AGCO Corp. *	126,192

8,900	American Power Conversion Corp.	209,951

4,500	Ball Corp.	161,820

13,600	Briggs & Stratton Corp.	470,832

3,700	Bucyrus International, Inc., Class A	140,526

11,000	Donaldson Co., Inc.	333,630

2,000	Environmental Tectonics Corp. *	10,320

2,300	Fedders Corp.	5,060

11,800	Federal Signal Corp.	184,080

9,400	Global Power Equipment Group, Inc. *	74,730

50	Ibis Technology Corp. *	102

3,100	Intevac, Inc. *	32,457

3,367	Lindsay Manufacturing Co.	79,394

5,800	Littlefuse, Inc. *	161,530

2,900	Maxwell Technologies, Inc. *	35,351

900	Middleby Corp. *	47,574

500	Milacron, Inc. *	945

3,300	Newport Corp. *	45,738

1,870	NL Industries, Inc.	28,779

11,700	Plug Power, Inc. *	80,145

9,300	SPX Corp.	427,614

9,800	Trinity Industries, Inc.	313,894

4,200	Ultralife Batteries, Inc. *	67,830

10,067	Varian Semiconductor Equipment Associates, Inc. *	372,479

5,300	Wilson Greatbatch Technologies, Inc. *	126,670

13,500	Zebra Technologies Corp., Class A *	591,165

		4,167,946

See the accompanying notes to the financial statements.

Financial Statements—Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Laudus Variable Insurance Trust Semiannual Report  21

Shares		Value

	Common Stock continued
	Miscellaneous Finance — 1.9%

36,606	Ameritrade Holding Corp. *	$680,506

6,500	Calamos Asset Management, Inc., Class A	177,060

6,638	eSPEED, Inc., Class A *	59,145

100	Federated Investors, Inc., Class B	3,001

17,900	Instinet Group, Inc. *	93,796

42,332	Janus Capital Group, Inc.	636,673

5,151	Jefferies Group, Inc.	195,171

5,900	Tradestation Group, Inc. *	50,622

1,305	W.P. Stewart & Co., Ltd.	31,542

6,400	Waddell & Reed Financial, Inc., Class A	118,400

200	Westwood Holdings Group, Inc.	3,580

		2,049,496

	Oil & Coal Resources — 0.3%

1,400	Clayton Williams Energy, Inc. *	41,986

5,600	Delta Petroleum Corp. *	79,072

3,000	FX Energy, Inc. *	33,090

3,000	Infinity, Inc. *	25,440

10,330	Tipperary Corp. *	64,563

2,100	Toreador Resources Corp. *	51,009

		295,160

	Oil Distribution — 0.3%

9,400	Cheniere Energy, Inc. *	292,340

	Oil Drilling & Services — 0.5%

8,100	Cooper Cameron Corp. *	502,605

	Photooptical, Micros & Office Machinery — 1.2%

100	Adaptec, Inc. *	388

9,600	Avid Technology, Inc. *	511,488

14,259	Electronics for Imaging, Inc. *	300,009

6,400	Immersion Corp. *	34,112

3,500	Interlink Electronics, Inc. *	19,810

43,700	Maxtor Corp. *	227,240

5,600	Mobility Electronics, Inc. *	51,240

4,600	Pinnacle Systems, Inc. *	25,300

7,100	Presstek, Inc. *	80,372

637	SCM Microsystems, Inc. *	1,758

		1,251,717

	Publishing, Broadcasting & Cinema — 2.7%

11,100	aQquantive, Inc. *	196,692

11,900	Cenveo, Inc. *	89,964

14,000	Dex Media, Inc.	341,740

1,900	Dow Jones & Co., Inc.	67,355

4,300	DreamWorks Animation SKG, Inc., Class A *	112,660

11,900	E.W. Scripps Co., Class A	580,720

1,300	Fisher Communications, Inc. *	61,477

100	Journal Communications, Inc., Class A	1,680

12,300	Journal Register Co. *	215,373

10,000	Knight-Ridder, Inc.	613,400

670	Liberty Corp.	24,663

7,400	Pixar *	370,370

900	Saga Communications, Inc., Class A *	12,600

12,100	Sinclair Broadcast Group, Inc., Class A	109,868

9,300	Spanish Broadcasting System, Inc., Class A *	92,907

3,800	Young Broadcasting, Inc., Class A *	15,770

		2,907,239

	Real Estate Development — 0.7%

8,300	Forest City Enterprises, Inc., Class A	589,300

3,300	Reading International, Inc. *	24,057

1,400	Tejon Ranch Co. *	72,058

1,220	Wellsford Real Properties, Inc. *	21,631

		707,046

	Real Estate Investment Trusts — 10.3%

15,600	Arden Realty, Inc.	561,288

8,800	Avalonbay Communities, Inc.	711,040

8,300	BRE Properties, Inc., Class A	347,355

12,400	CenterPoint Properties Trust	524,520

12,500	Duke Realty Corp.	395,750

5,000	Equity Lifestyle Properties, Inc.	198,800

6,100	Essex Property Trust, Inc.	506,666

9,800	Federal Realty Investment Trust	578,200

400	First Industrial Realty Trust, Inc.	15,960

22,100	General Growth Properties, Inc.	908,088

5,380	Glenborough Realty Trust, Inc.	110,774

17,400	Health Care Property Investors, Inc.	470,496

7,000	Health Care REIT, Inc.	263,830

12,300	Liberty Property Trust	545,013

18,500	Plum Creek Timber Co.	671,550

8,670	Post Properties, Inc.	313,074

16,500	ProLogis	663,960

12,100	Shurgard Storage Centers, Inc., Class A	556,116

7,500	Tanger Factory Outlet Centers, Inc.	201,975

9,700	The Macerich Co.	650,385

3,200	The Mills Corp.	194,528

900	Town & Country Trust	25,659

27,200	United Dominion Realty Trust, Inc.	654,160

8,600	Ventas, Inc.	259,720

10,096	Washington Real Estate Investment Trust	314,995

13,100	Weingarten Realty Investors	513,782

		11,157,684

	Restaurants, Hotels & Theaters — 1.9%

9,319	Applebee’s International, Inc.	246,860

26,600	Blockbuster, Inc., Class A	242,592

4,200	Buca, Inc. *	21,924

5,770	Cosi, Inc. *	39,698

3,700	Krispy Kreme Doughnuts, Inc. *	25,752

2,500	Las Vegas Sands Corp. *	89,375

8,800	Magna Entertainment Corp., Class A *	49,632
See the accompanying notes to the financial statements.

Financial Statements—Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

22  Laudus Variable Insurance Trust Semiannual Report

Shares		Value

	Common Stock, Restaurants, Hotels & Theaters continued

1,000	MTR Gaming Group, Inc. *	$11,640

5,600	Multimedia Games, Inc. *	61,656

1,600	Nevada Gold & Casinos, Inc. *	17,360

16,800	Ruby Tuesday, Inc.	435,120

36	Scientific Games Corp., Class A *	969

235	The Cheesecake Factory, Inc. *	8,162

16,825	Westwood One, Inc.	343,735

8,600	Wynn Resorts Ltd. *	406,522

		2,000,997

	Retail — 7.3%

5,800	1-800-FLOWERS.COM, Inc., Class A *	40,832

12,000	99 Cents Only Stores *	152,520

13,500	AnnTaylor Stores Corp. *	327,780

16,200	Carmax, Inc. *	431,730

2,543	Casual Male Retail Group, Inc. *	18,589

300	CDW Corp.	17,127

2,800	Charlotte Russe Holding, Inc. *	34,888

10,900	Christopher & Banks Corp.	199,034

2,600	Cost Plus, Inc. *	64,844

1,200	Design Within Reach, Inc. *	21,720

6,000	Dick’s Sporting Goods, Inc. *	231,540

16,900	Family Dollar Stores, Inc.	441,090

10,098	Fastenal Co.	618,603

3,900	Fred’s, Inc.	64,662

2,800	Gaiam, Inc. *	19,488

12,682	Hot Topic, Inc. *	242,480

4,700	J. Jill Group, Inc. *	64,625

375	Mothers Work, Inc. *	4,913

8,785	Pathmark Stores, Inc. *	76,957

9,885	PETCO Animal Supplies, Inc. *	289,828

21,400	PETsMART, Inc.	649,490

24,500	Pier 1 Imports, Inc.	347,655

3,829	PriceSmart, Inc. *	32,393

22,200	RadioShack Corp.	514,374

13,700	Ross Stores, Inc.	396,067

17,900	Saks, Inc. *	339,563

3,300	Sharper Image Corp. *	42,009

7,800	Sonic Automotive, Inc.	165,828

4,800	The Bombay Co., Inc. *	27,360

18,000	Tiffany & Co.	589,680

3,000	Tractor Supply Co. *	147,300

4,994	ValueVision Media, Inc., Class A *	59,978

3,979	West Marine, Inc. *	71,861

3,225	Whitehall Jewellers, Inc. *	22,091

7,800	Whole Foods Market, Inc.	922,739

7,700	Wild Oats Markets, Inc. *	88,165

1,300	Wilsons The Leather Experts, Inc. *	8,632

		7,788,435

	Soaps & Cosmetics — 0.7%

13,880	Clorox Co.	773,394

	Software — 6.1%

1,600	Affiliated Computer Services, Inc., Class A *	81,760

3,100	Altiris, Inc. *	45,508

1,300	AMICAS, Inc. *	5,889

4,500	Aspect Communications Corp. *	50,535

8,300	BEA Systems, Inc. *	72,874

1,700	Blackboard, Inc. *	40,664

9,620	Citrix Systems, Inc. *	208,369

5,800	Cogent, Inc. *	165,590

4,700	Corillian Corp. *	14,570

4,200	CoStar Group, Inc. *	183,120

13,839	CSG Systems International, Inc. *	262,664

7,500	CyberSource Corp. *	54,825

1,800	Digital River, Inc. *	57,150

4,100	eCollege.com, Inc. *	48,790

12,300	eResearch Technology, Inc. *	164,697

14,000	Fair Isaac Corp.	511,000

20,731	Fiserv, Inc. *	890,397

6,390	GTECH Holdings Corp.	186,844

8,600	Harris Interactive, Inc. *	41,882

14,200	Identix, Inc. *	71,426

1,700	Jamdat Mobile, INC. *	47,056

2,000	Kanbay International, Inc. *	46,220

8,649	Kronos, Inc. *	349,333

1,700	Manhattan Associates, Inc. *	32,657

7,920	Mercury Interactive Corp. *	303,811

447	Merge Technologies, Inc. *	8,381

3,200	MicroStrategy, Inc., Class A *	169,728

4,250	Mobius Management Systems, Inc. *	28,050

14,328	National Instruments Corp.	303,754

8,400	NAVTEQ Corp. *	312,312

4,400	NIC, Inc. *	20,328

18,800	Novell, Inc. *	116,560

3,300	Open Solutions, Inc. *	67,023

900	Packeteer, Inc. *	12,690

1,200	PC-Tel, Inc. *	9,396

5,600	PLATO Learning, Inc. *	41,328

3,856	RealNetworks, Inc. *	19,164

4,960	Red Hat, Inc. *	64,976

400	Renaissance Learning, Inc.	8,120

5,400	Secure Computing Corp. *	58,752

2,400	Selectica, Inc. *	7,368

6,400	SERENA Software, Inc. *	123,520

5,600	SM&A *	50,232

6,200	Sohu.com, Inc. *	135,904

5,200	SupportSoft, Inc. *	26,988

20,800	Synopsys, Inc. *	346,736

1,800	Syntel, Inc.	28,854

4,914	Transaction Systems Architects, Inc. *	121,032

44,700	Unisys Corp. *	282,951
See the accompanying notes to the financial statements.

Financial Statements—Statement of Securities Sold Short continued

Laudus Rosenberg VIT Value Long/Short Equity Fund

Laudus Variable Insurance Trust Semiannual Report  23

Shares		Value

	Common Stock, Software continued

300	ValueClick, Inc. *	$3,699

7,700	WebEx Communications, Inc. *	203,357

		6,508,834

	Textiles & Apparel — 1.1%

13,900	Cintas Corp.	536,540

4,300	Columbia Sportswear Co. *	212,377

7,070	Kellwood Co.	190,183

2,400	Oxford Industries, Inc.	103,320

3,179	Steven Madden, Ltd. *	56,459

6,000	The Gymboree Corp. *	81,960

		1,180,839

	Wholesale — 2.5%

4,200	Action Performance Companies, Inc.	37,044

13,200	AmerisourceBergen Corp.	912,780

1,400	Express Scripts, Inc. *	69,972

2,903	Henry Schein, Inc. *	120,533

11,800	Ingram Micro, Inc., Class A *	184,788

21,100	OfficeMax, Inc.	628,147

3,000	Park-Ohio Holdings Corp. *	50,010

2,300	ScanSource, Inc. *	98,762

14,500	Tech Data Corp. *	530,845

		2,632,881

	Total Securities Sold Short (Proceeds $93,122,025) — 88.5%	$94,696,555

*	Non-income producing security.

See the accompanying notes to the financial statements.

24  Laudus Variable Insurance Trust Semiannual Report

Financial Statements

Statement of Assets and Liabilities as of 6/30/05

Laudus Rosenberg
VIT Value
Long/Short Equity
Fund

(Unaudited)

Assets:

Total Investments, at cost	$96,518,861

Investments, at value	$96,486,231

Repurchase agreements, at amortized cost	12,021,423

Total Investments	108,507,654

Deposits with broker and custodian bank for securities sold short	94,425,769

Dividends and interest receivable	188,947

Receivable for securities sold short	2,319,372

Receivable for investments sold	1,113,061

Total Assets	206,554,803

Liabilities:

Securities sold short, proceeds	$93,122,025

Securities sold short	$94,696,555

Payable for investments purchased	2,871,187

Payable to cover securities sold short	1,513,520

Payable for capital shares redeemed	20,200

Accrued expenses and other liabilities:

Manager fees	127,027

Transfer agent fees	1,005

Distribution and shareholder service fees (Class 2)	20,873

Trustee fees	900

Other accrued expenses	312,298

Total Liabilities	99,563,565

Net Assets	$106,991,238

Net Assets Consist of:

Capital	$102,463,933

Accumulated net investment loss	(36,442)

Accumulated net realized losses on investments	(5,850,516)

Net unrealized appreciation on investments	10,414,263

Net Assets	$106,991,238

Shares Outstanding	10,099,611

Net Asset Value, Offering Price and Redemption Price per Share	$10.59

See the accompanying notes to the financial statements.

Laudus Variable Insurance Trust Semiannual Report  25

Financial Statements

Statement of Operations for the six months ended 6/30/05

Laudus Rosenberg
VIT Value
Long/Short Equity
Fund

(Unaudited)

Investment Income:

Dividends	$401,652

Interest	948,688

Total Investment Income	1,350,340

Expenses:

Manager fees	592,050

Administration fees	24,578

Distribution and Shareholder Service fees (Class 2)	104,377

Fund accounting fees	31,561

Professional fees	26,283

Custodian fees	19,229

Printing fees	16,681

Trustees’ fees	1,500

Trustee Retirement Plan	594

Dividend expense for securities sold short	601,330

Other expenses	2,736

Total expenses before waivers/reimbursements	1,420,919

Less expenses waived/reimbursed by the Manager	(34,137)

Net Expenses	1,386,782

Net investment income/(loss)	(36,442)

Realized and Unrealized Gains/(Losses) on Investments

Net realized gains/(losses) on securities	1,969,435

Net realized gains/(losses) on securities sold short	(3,871,361)

Change in net unrealized appreciation/(depreciation) on investments	5,570,704

Net realized and unrealized gains/(losses) on Investments	3,668,778

Change in Net Assets Resulting from Operations	$3,632,336

See the accompanying notes to the financial statements.

26  Laudus Variable Insurance Trust Semiannual Report

Financial Statements

Statements of Changes in Net Assets

	Laudus Rosenberg
	VIT Value
	Long/Short Equity Fund

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

	(Unaudited)

Investment Activities:

Operations:

Net investment loss	$(36,442)	$(237,210)

Net realized losses from investments	(1,901,926)	(2,850,903)

Change in unrealized appreciation/(depreciation) from investments	5,570,704	4,028,240

Change in net assets resulting from operations	3,632,336	940,127

Capital Transactions:

Proceeds from shares issued	77,782,402	69,840,991

Value of shares redeemed	(27,468,853)	(27,244,136)

Change in net assets resulting from capital transactions	50,313,549	42,596,855

Change in net assets	53,945,885	43,536,982

Net Assets:

Beginning of period	53,045,353	9,508,371

End of period	$106,991,238	$53,045,353

Accumulated net investment loss	$(36,442)	$—

Share Transactions:

Class 2:

Shares sold	7,404,460	7,094,233

Shares redeemed	(2,614,323)	(2,771,248)

Change in Shares	4,790,137	4,322,985

See the accompanying notes to the financial statements.

Laudus Variable Insurance Trust Semiannual Report  27

Financial Statements

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	For the Six Months	For the Year	For the Period
	Ended	Ended	May 1, 2003(1) to
	June 30, 2005	December 31, 2004	December 31, 2003

	(Unaudited)

Class 2

VIT Value Long/Short Equity Fund

Net asset value, beginning of period	$9.99	$9.64	$10.00

Investment activities:

Net investment income/(loss)	— (2)	(0.04)	(0.05	)(3)

Net realized and unrealized gains/(losses) on investments	0.60	0.39	(0.31)

Total from investment activities	0.60	0.35	(0.36)

Net asset value, end of period	$10.59	$9.99	$9.64

Total return(4)	6.01%	3.63%	(3.60)%

Ratio to Average Net Assets/Supplemental Data:

Net Assets at end of period (000’s)	$106,991	$53,045	$9,508

Net investment income/(loss) net of waivers/reimbursements(5)(6)	(0.09)%	(0.77)%	(0.90)%

Expenses before waivers/reimbursements (5)(6)	3.60%	4.10%	7.55%

Expenses net of waivers/reimbursements (5)(6)	3.51%	3.14%	2.98%

Expenses (excluding dividend expense) net of waivers/reimbursements(5)	1.99%	1.99%	2.00%

Portfolio turnover rate	57.55%	89.39%	130.89%

(1)	From commencement of operations.

(2)	Amount less than $0.005.

(3)	Calculated based on the average shares outstanding during the period.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Includes interest expense and dividend expense on securities sold short.

See the accompanying notes to the financial statements.

28  Laudus Variable Insurance Trust Semiannual Report

Financial Statements

Notes to Financial Statements as of June 30, 2005 (Unaudited)

1. Organization.

Laudus Variable Insurance Trust (the “Trust”) was established as a Massachusetts business trust under the laws of Massachusetts on March 2, 1998. The Trust is an open-end diversified management investment company offering one portfolio: Laudus Rosenberg VIT Value Long/Short Equity Fund (the “Fund”). The Fund is authorized to issue an unlimited number of Class 1 and Class 2 Shares of no par value. Class 1 Shares are not offered. The Fund currently offers only Class 2 Shares.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation

The Fund uses approved pricing services to provide values for its’ portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. Securities may be fair valued pursuant to procedures approved by the Fund’s Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the New York Stock Exchange that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.

Security Transactions and Related Investment Income

Changes in holdings of portfolio securities are reflected no later than on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividend income, less foreign taxes withheld (if any), is recorded on the ex-dividend date. Interest income is recorded as earned and includes premium amortization and discount accretion.

Real Estate Investment Trusts

The Fund owns shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Repurchase Agreements

In a repurchase agreement, the Fund buys a security from another party (usually a financial institution) with the agreement that the security will be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Short Sales

The Fund is authorized to engage in short sales. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace

Financial Statements — Notes to Financial Statements continued

Laudus Variable Insurance Trust Semiannual Report  29

the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed the market value of securities sold short recorded in the Statement of Assets and Liabilities. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account at the Custodian with cash, U.S. Government Securities and/or securities held long to sufficiently cover its short positions on a daily basis. The collateral for the securities sold short includes the Deposits with Broker and Custodian bank as shown in the Statement of Assets and Liabilities and the securities held long as shown in the Statement of Portfolio Investments. Interest accrued or dividends paid on Securities Sold Short are recorded as an expense on the Fund’s records.

Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions are made annually on a tax basis, which may differ from distribution amounts determined under accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for REITs and wash sales for book and tax purposes.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income and excise taxes.

3.	Management, Administration, Fund Accounting, Distribution and Shareholder Service Agreements.

The Trust’s Board of Trustees oversees the general activities of the Trust and the Fund.

Charles Schwab Investment Management, Inc. (“CSIM” or the “Manager”) is the investment manager of the Fund and manages the Fund’s business, subject to the supervision of the Board of Trustees. AXA Rosenberg Investment Management LLC (“AXA Rosenberg” or the “sub-adviser”), provides day-to-day portfolio management services to the Fund, subject to the supervision of CSIM.

The Fund pays CSIM an advisory fee for these services on a monthly basis. CSIM — and not the Fund — pays a portion of the advisory fee it receives to AXA Rosenberg in return for its services.

The table below sets forth the advisory fee payable to CSIM by the Fund.

Agreement Rate

Laudus Rosenberg VIT Value Long/Short Equity Fund	1.50%

CSIM has contractually agreed to reduce its management fees and bear certain expenses, excluding extraordinary expenses, interest expense, dividends on securities sold short and distribution and shareholder service fees, until at least December 31, 2007 as follows:

Expense Ratio

Laudus Rosenberg VIT Value Long/Short Equity Fund	1.99%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next three fiscal years by the Fund to the extent that the repayment will not cause the Fund’s net expenses to exceed the current limit as stated in CSIM’s contractual undertaking during the respective year.

As of June 30, 2005, the balance of recoupable expense is as follows:

	Expires

	12/31/08	12/31/07*

Laudus Rosenberg VIT Value Long/Short Equity Fund	$34,137	$271,084

*	Waivers and reimbursements made prior to January 30, 2004 expired.

BISYS Fund Services Ohio, Inc. (“BISYS” or the “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust’s administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee,

Financial Statements — Notes to Financial Statements continued

30  Laudus Variable Insurance Trust Semiannual Report

computed daily and paid monthly, based upon the following schedule: 0.00% of average daily net assets of the Trust and Landus Trust up to $25 million, 0.09% of average daily net assets from $25 million to $500 million, 0.07% on the next $500 million of average daily net assets, and 0.04% of average daily net assets over $1 billion.

BISYS also serves the Fund as fund accountant and transfer agent. Under the terms of separate agreements, BISYS is entitled to receive a fixed fee per Fund for accounting and a per account fee, subject to a minimum charge, for transfer agent services, including reimbursement of certain expenses. BISYS may, from time to time, perform additional services for which it will receive additional fees.

The Trust has adopted a Distribution and Shareholder Service Plan with respect to its Class 2 Shares pursuant to Rule 12b-1 under the 1940 Act. The Class 2 Shares of the Fund are sold on a continuous basis by the Trust’s Distributor, Laudus Distributor, Inc. (the “Distributor”), an indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Fund pays the Distributor for expenses primarily intended to result in the sale of the Class 2 Shares. The annual Distribution and Shareholder Services Fee consists of up to 0.25% of the respective average daily net assets of the Class 2 Shares.

Interested Trustees and Officers of the Trust do not receive compensation from the Trust. Currently, the Trust and the Laudus Trust pay each Independent Trustee aggregate compensation of $55,000 per year. This sum includes a quarterly retainer fee of $100 and an additional $100 for each regular meeting attended. In addition, a retirement plan has been instituted for all of the Independent Trustees of the Trust and the Laudus Trust (the “Retirement Plan”). Under the terms of the Retirement Plan, upon retirement or other termination from service from the Trust and Laudus Trust (other than termination for cause), a retiring Independent Trustee who has served as Independent Trustee for at least five years shall be paid a lump sum cash payment (the “Retirement Payment”). The Retirement Payment shall be equal to $10,000 for each year that the Trustee has served as an Independent Trustee of the Trust and the Laudus Trust, including years of service prior to the adoption of the Retirement Plan. However, beginning April 1, 2005, each Independent Trustee is permitted to make a one-time election to have the $10,000 attributable to service for the coming year adjusted up or down at the end of each subsequent year based on the unweighted average performance of Class 2 of the Trust and Institutional Shares of each Fund of the Laudus Trust that is in operation for all of such year. Each Independent Trustee also was given the opportunity to make a one-time election to have previously accrued benefits fluctuate beginning April 1, 2005 based on performance of the Funds as described in the previous sentence. As a result, the amount of the Retirement Payment payable to any Independent Trustee may increase or decrease based upon performance of the Funds. The portion of the total Retirement Payment owed to an Independent Trustee upon his or her retirement that is payable by any Fund will be determined based on the relative net assets of the sole series of the Trust and the Funds of the Laudus Trust in operation on the date of the Independent Trustee’s retirement.

4. Security Purchases and Sales.

For the period ended June 30, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales

Laudus Rosenberg VIT Value Long/Short Equity Fund	$84,635,547	$40,807,323

5. Other Federal Income Tax Information.

As of the tax year end of December 31, 2004, the following is the net capital loss carryforward, which is available to offset future realized gains.

	Expires

	2011	2012	Total

Laudus Rosenberg VIT Value Long/Short Equity Fund	$617,013	$2,527,100	$3,144,133

Laudus Variable Insurance Trust Semiannual Report  31

Trustees and Officers of Laudus Variable Insurance Trust as of 6/30/05

Interested Trustee:

Name, Address* and		Number of
Age of Trustee; (Term		Portfolios in
of Office** and Length	Principal Occupation(s)	Fund Complex
of Time Served)	During Past Five Years	Overseen	Other Directorships Held by Trustee

Jeffrey M. Lyons## 50 (since 1/04)	Executive Vice President, Active Trader, Charles Schwab & Co., Inc., July 2004 to present; Executive Vice President, Asset Management Products and Services, Charles Schwab & Co., Inc., September 2001 to July 2004. Prior to September 2001, Mr. Lyons was Executive Vice President, Mutual Funds, Charles Schwab & Co., Inc.	11#	Mr. Lyons is also a Trustee of the Laudus Trust.

Independent Trustees:

Mariann Byerwalter+ 44 (since 1/04)	Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Ms. Byerwalter was the Vice President for Business Affairs and Chief Financial Officer of Stanford University and in 2001 she also served as Special Adviser to the President of Stanford University.	64***	Ms. Byerwalter is also a Trustee of the Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust. She is on the Board of Stanford University, America First Companies, Omaha, NE (venture capital/fund management), Redwood Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI International (research), PMI Group, Inc. (mortgage insurance) and Lucile Packard Children’s Hospital and Pacific Life Insurance Company.

William A. Hasler+ 63 (since 1/04)	Until February 2004, Co-Chief Executive Officer, Aphton Corporation (bio- pharmaceuticals). Prior to August 1998, Mr. Hasler was Dean of the Haas School of Business at the University of California, Berkeley (higher education).	64***	Mr. Hasler is also a Trustee of the Laudus Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust. He is on the Board of Directors of Solectron Corporation and is the Non-Executive Chairman (manufacturing). He is also on the Board of Directors of Aphton Corporation (bio-pharmaceuticals), Mission West Properties (commercial real estate), TOUSA (home building), Stratex Networks (a network equipment Corporation) and Solectron Corporation where he is also Non-Executive Chairman (manufacturing). Mr. Hasler is also a Public Governor and member of the Executive Committee for the Pacific Stock & Options Exchange.

Nils H. Hakansson+ 68 (since 1/98)	Sylvan C. Coleman Professor of Finance and Accounting Emeritus, Haas School of Business, University of California, Berkeley, since 2003. Mr. Hakansson was also a Professor of Finance and Accounting, Haas School of Business, University of California, Berkeley (July 1969 to January 2003).	11#	Mr. Hakansson is also a Trustee of the Laudus Trust.

*	The mailing address of each of the Trustees is c/o Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

**	There is no stated term of office for the Trustees of the Trust.

***	This includes 53 Schwab Funds, 10 series of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust.

#	This includes 10 series of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust.

##	Mr. Lyons is an “interested person,” as defined in the 1940 Act, because he is an employee of Charles Schwab & Co., Inc.

+	Member of the Audit Committee.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon written request, or by calling toll-free 1.866.452.8387.

Trustees and Officers of Laudus Variable Insurance Trust continued

32  Laudus Variable Insurance Trust Semiannual Report

Officers of Laudus Variable Insurance Trust:

Name, Address* and
Age of Officer; (Term
of Office** and Length
of Time Served)	Position with the Trust	Principal Occupation(s) During Past Five Years

Jana Thompson, 46 (1/04-present)	President and Chief Executive Officer	Senior Vice President, Charles Schwab & Co., Inc. and CSIM, February 2004 to present; Vice President, Charles Schwab & Co., Inc., 2000 to February 2004; Managing Director, High-Yield Sales, Fleet Securities, Inc., 1998 to 1999.

Randall Fillmore, 44 (9/04-present)	Chief Compliance Officer	Senior Vice President, Institutional Compliance and Chief Compliance Officer, CSIM, September 2004 to present; Vice President, Charles Schwab & Co., Inc. and CSIM, 2002 to 2004; Vice President of Internal Audit, Charles Schwab & Co., Inc., 2000 to 2002. Prior to 2000, auditor with PricewaterhouseCoopers.

Jeffrey Mortimer, 41 (6/04-present)	Vice President and Chief Investment Officer	Senior Vice President and Chief Investment Officer, equities, CSIM, May 2004 to present; Vice President CSIM, 1999 to May 2004.

Bill Thomas, 43 (6/04-present)	Vice President	Senior Vice President, Charles Schwab & Co., Inc., Asset Management Products and Services and Fund Administration, May 2000 to present; Managing Director, Scudder Kemper Investments, 1997 to 2000.

Alison Baur, 41 (1/04-present)	Chief Legal Officer	Vice President, Charles Schwab & Co., Inc. since June 1999; Associate General Counsel, Charles Schwab & Co., Inc. since 2003; Senior Corporate Counsel, Charles Schwab & Co., Inc., June 1999 2003; Chief Legal Officer & Secretary, Excelsior Funds, 2001 to 2004; Chief Legal Officer, Excelsior Directional Hedge Fund and Excelsior Private Equity Funds, 2001 to 2004.

Michael Haydel, 33 (6/05-present)	Vice President	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. since March 2004; Director, Charles Schwab & Co., Inc., 1997 to March 2004.

Daniel Kern, 44 (3/05-present)	Assistant Treasurer	Vice President, Investment Operations, CSIM, December 2004 to present; Vice President, Internal Audit, Charles Schwab Corporation, January 2003 to December 2004. Prior to January 2003, Managing Director and Principal, Montgomery Asset Management.

Alice Schulman, 55 (1/04-present)	Clerk	Vice President & Assistant Secretary, CSIM, 2003 to present; Assistant Secretary, The Charles Schwab Bank, N.A., 2003 to present; Assistant Secretary, Schwab Funds, 2000 to present; Director, Project Management, CSIM, 2000 to 2003; Consultant, 1998 to 2000; Senior Vice President, Chief Compliance Officer and Secretary, Govett Funds and AIB Govett, Inc., 1996 to 1998.

Troy Sheets, 34 (9/02-present)	Chief Financial Officer	Vice President of Financial Services, BISYS Fund Services, 2002 to present; Senior Manager, KPMG LLP, 2000 to 2002; Manager, KPMG LLP, 1998 to 2000.

Alaina V. Metz, 38 (6/99-present)	Assistant Clerk	Chief Administrative Officer, BISYS Fund Services, 1995 to present.

*	The mailing address of each of the officers is c/o Laudus Variable Insurance Trust, 3435 Stelzer Road, Columbus, OH 43219.

**	There is no stated term of office for the officers of the Trust.

Laudus Variable Insurance Trust Semiannual Report  33

Definitions, Terms and Other Information

90 Day T-bill is a short-term discounted, government debt instrument of 90-days or less, issued in $10,000 denominations that pay its face value at maturity. The government issues Treasury bills weekly.

Alpha is a measure of a fund’s risk-adjusted return. Alpha can be used to directly measure the value added or subtracted by a fund’s manager. It is calculated by measuring the difference between a fund’s actual returns and its expected performance given its level of market risk as measured by beta.

Beta is a measure of the volatility of a stock relative to the overall market. A beta of less than one indicates lower historical risk than the market; a beta of more than one indicates higher historical risk than the market.

Financial Leverage is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, financial leverage measures the financial leverage of a company relative to market and is expressed in number of standard deviations away from market mean. In general, the higher reading on the risk index, the more leveraged the company is relative to market.

GDP, or Gross Domestic Product, is the market value of the goods and services produced by labor and property in the United States.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock dividend by its reported cash flow per share.

Relative strength is the rate that a stock falls relative to other stocks in a falling market or rises relative to other stocks in a rising market.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000® Value Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and lower forecasted growth values.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudusfunds.com, the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudusfunds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

The Fund will file its complete statement of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on a fund’s most recent Form N-Q is also available at www.laudusfunds.com.

LAUDUS™
FUNDS

COMMAND PERFORMANCE™

For More Information about the Funds:

Manager
Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, California 94104

Sub-adviser
AXA Rosenberg Investment Management LLC
Four Orinda Way, Building E
Orinda, California 94563

Administrator, Transfer Agent and Dividend Paying Agent
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Custodian of Assets
Custodial Trust Company
101 Carnegie Center
Princeton, New Jersey 08540

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Three Embarcadero Center
San Francisco, California 94111-4004

Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Shareholder Services
1.866.452.8387 Class 2

This report is for the information of the shareholders of the Laudus Rosenberg VIT Value Long/Short Equity Fund. Its use in connection with any offering of the Trust's shares is authorized only in case of concurrent or prior delivery of the current prospectus.

ITEM 2. CODE OF ETHICS.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.
If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
NOT APPLICABLE — DISCLOSURE ONLY REQUIRED FOR ANNUAL REPORTS.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
NOT APPLICABLE — DISCLOSURE ONLY REQUIRED FOR ANNUAL REPORTS.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                    (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
                    (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
                    (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
                    (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
                    (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
                    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
                    (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

                    (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
                    (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
NOT APPLICABLE — DISCLOSURE ONLY REQUIRED FOR ANNUAL REPORTS.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE FOR TRUST — NOT A LISTED REGISTRANT.
ITEM 6. SCHEDULE OF INVESTMENTS.
File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
NOT APPLICABLE — COMPLETE SCHEDULE OF INVESTMENTS IS INCLUDED IN ITEM 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                    A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
NOT APPLICABLE — DISCLOSURE ONLY REQUIRED FOR CLOSED-END FUNDS.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
NOT APPLICABLE — DISCLOSURE ONLY REQUIRED FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
NOT APPLICABLE — DISCLOSURE ONLY REQUIRED FOR CLOSED-END FUNDS AND AFFILIATED PURCHASERS.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NO MATERIAL CHANGES.
ITEM 11. CONTROLS AND PROCEDURES.
                 (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT’S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY’S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION’S RULES AND FORMS.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
THERE WERE NO CHANGES IN THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.
ITEM 12. EXHIBITS.
                 (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
                 (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY REQUIRED FOR ANNUAL REPORTS.
                 (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.
                 (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.
                 (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.
SIGNATURES
                 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Laudus Variable Insurance Trust

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, CFO

Date August 26, 2005
                 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, CFO

Date August 26, 2005

By (Signature and Title)*	/s/ Jana D. Thompson
Jana D. Thompson, President

Date August 26, 2005
* Print the name and title of each signing officer under his or her signature.